(2_FIDELITY_LOGOS)FIDELITY

SHORT-TERM BOND
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              7    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   22   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  26   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1997              PAST 6   PAST 1   PAST 5    PAST 10
                                            MONTHS   YEAR     YEARS    YEARS

FIDELITY SHORT-TERM BOND                    3.93%    6.26%    27.64%   94.90%

LEHMAN BROTHERS 1-3 YEAR                    4.16%    6.51%    31.92%   104.23%
 GOVERNMENT/CORPORATE BOND INDEX

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE   3.86%    6.12%    30.53%   98.65%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 107 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997              PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

FIDELITY SHORT-TERM BOND                    6.26%    5.00%    6.90%

LEHMAN BROTHERS 1-3 YEAR                    6.51%    5.70%    7.40%
 GOVERNMENT/CORPORATE BOND INDEX

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE   6.12%    5.47%    7.09%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971113 154746 S00000000000001
             Short-Term Bond             LB 1-3 Year Govt/Corp
             00450                       LB013
  1987/10/31      10000.00                    10000.00
  1987/11/30      10062.94                    10066.74
  1987/12/31      10149.51                    10136.70
  1988/01/31      10299.69                    10289.44
  1988/02/29      10407.58                    10379.28
  1988/03/31      10407.37                    10402.39
  1988/04/30      10414.64                    10416.19
  1988/05/31      10390.51                    10412.01
  1988/06/30      10497.98                    10516.30
  1988/07/31      10506.75                    10523.68
  1988/08/31      10525.23                    10550.31
  1988/09/30      10623.15                    10672.57
  1988/10/31      10732.55                    10780.07
  1988/11/30      10695.86                    10754.40
  1988/12/31      10728.88                    10779.10
  1989/01/31      10821.39                    10865.74
  1989/02/28      10841.10                    10868.31
  1989/03/31      10874.14                    10912.27
  1989/04/30      11012.65                    11089.40
  1989/05/31      11180.10                    11246.95
  1989/06/30      11367.87                    11454.56
  1989/07/31      11510.40                    11625.27
  1989/08/31      11481.59                    11559.49
  1989/09/30      11529.12                    11627.52
  1989/10/31      11719.59                    11808.82
  1989/11/30      11799.66                    11914.39
  1989/12/31      11857.07                    11961.56
  1990/01/31      11834.17                    11974.07
  1990/02/28      11887.86                    12037.61
  1990/03/31      11932.03                    12075.79
  1990/04/30      11957.35                    12105.96
  1990/05/31      12157.34                    12293.03
  1990/06/30      12244.82                    12422.99
  1990/07/31      12386.82                    12573.48
  1990/08/31      12368.02                    12618.08
  1990/09/30      12389.39                    12712.75
  1990/10/31      12358.60                    12843.99
  1990/11/30      12423.18                    12969.45
  1990/12/31      12542.82                    13121.23
  1991/01/31      12525.48                    13239.96
  1991/02/28      12669.55                    13335.58
  1991/03/31      12916.46                    13432.49
  1991/04/30      13092.63                    13564.05
  1991/05/31      13226.16                    13648.76
  1991/06/30      13274.67                    13699.46
  1991/07/31      13380.38                    13819.79
  1991/08/31      13605.10                    14007.19
  1991/09/30      13745.79                    14158.00
  1991/10/31      13905.06                    14310.42
  1991/11/30      14048.94                    14455.14
  1991/12/31      14301.98                    14673.66
  1992/01/31      14360.68                    14658.58
  1992/02/29      14485.27                    14705.11
  1992/03/31      14584.62                    14701.90
  1992/04/30      14663.94                    14836.35
  1992/05/31      14805.15                    14975.29
  1992/06/30      14943.28                    15128.35
  1992/07/31      15120.31                    15305.80
  1992/08/31      15252.63                    15429.34
  1992/09/30      15378.67                    15575.34
  1992/10/31      15269.85                    15481.65
  1992/11/30      15255.40                    15459.83
  1992/12/31      15358.53                    15605.83
  1993/01/31      15611.73                    15772.37
  1993/02/28      15785.97                    15901.04
  1993/03/31      15883.72                    15952.70
  1993/04/30      15961.75                    16052.82
  1993/05/31      15989.15                    16016.24
  1993/06/30      16163.13                    16137.53
  1993/07/31      16256.68                    16174.43
  1993/08/31      16435.36                    16309.84
  1993/09/30      16496.20                    16362.47
  1993/10/31      16601.56                    16400.65
  1993/11/30      16634.97                    16405.47
  1993/12/31      16760.77                    16471.89
  1994/01/31      16869.96                    16576.82
  1994/02/28      16723.23                    16476.38
  1994/03/31      16404.65                    16391.67
  1994/04/30      16278.78                    16329.42
  1994/05/31      16368.80                    16351.56
  1994/06/30      16218.02                    16394.56
  1994/07/31      16340.08                    16543.77
  1994/08/31      16407.12                    16599.60
  1994/09/30      16433.77                    16562.70
  1994/10/31      16425.53                    16600.56
  1994/11/30      16450.84                    16530.93
  1994/12/31      16074.72                    16562.38
  1995/01/31      16197.44                    16789.89
  1995/02/28      16368.23                    17022.21
  1995/03/31      16472.39                    17118.79
  1995/04/30      16631.46                    17273.78
  1995/05/31      16927.84                    17572.84
  1995/06/30      17029.57                    17668.46
  1995/07/31      17077.24                    17739.06
  1995/08/31      17185.47                    17846.55
  1995/09/30      17274.00                    17934.80
  1995/10/31      17387.46                    18083.69
  1995/11/30      17537.71                    18239.31
  1995/12/31      17653.27                    18377.62
  1996/01/31      17788.64                    18534.85
  1996/02/29      17738.85                    18464.25
  1996/03/31      17698.62                    18450.78
  1996/04/30      17715.94                    18469.39
  1996/05/31      17753.01                    18512.07
  1996/06/30      17868.16                    18647.48
  1996/07/31      17944.23                    18720.00
  1996/08/31      18000.48                    18788.99
  1996/09/30      18158.39                    18960.98
  1996/10/31      18341.91                    19175.01
  1996/11/30      18480.93                    19318.77
  1996/12/31      18496.27                    19321.97
  1997/01/31      18573.61                    19415.35
  1997/02/28      18621.46                    19463.48
  1997/03/31      18592.17                    19448.40
  1997/04/30      18753.50                    19607.88
  1997/05/31      18876.03                    19744.90
  1997/06/30      18995.37                    19882.24
  1997/07/31      19206.69                    20103.00
  1997/08/31      19221.30                    20121.94
  1997/09/30      19364.49                    20276.92
  1997/10/31      19489.74                    20422.92
IMATRL PRASUN   SHR__CHT 19971031 19971113 154749 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Short-Term Bond Fund on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $19,490 - a 94.90% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,423 - a 104.23% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            SIX MONTHS          YEARS ENDED APRIL 30,
            ENDED
            OCTOBER 31,


                              1997    1997      1996      1995      1994     1993

DIVIDEND RETURN               3.24%   6.55% A   6.52% A   6.13% A   6.51%    8.00%

CAPITAL APPRECIATION RETURN   0.69%   -0.69%    0.00%     -3.96%    -4.52%   0.85%

TOTAL RETURN                  3.93%   5.86%     6.52%     2.17%     1.99%    8.85%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997    PAST 1         PAST 6          PAST 1
                                  MONTH          MONTHS          YEAR

DIVIDENDS PER SHARE A              4.63(CENTS)    27.57(CENTS)    54.94(CENTS)

ANNUALIZED DIVIDEND RATE           6.26%          6.29%           6.31%

30-DAY ANNUALIZED YIELD            5.69%           -               -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.71 over the past one month, $8.69 over the past six months and $8.70 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID DURING 1997, 1996 AND 1995 OF APPROXIMATELY 0.5(CENTS), 5.5(CENTS) AND 11.8(CENTS) PER SHARE,
RESPECTIVELY, WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Andrew Dudley, Portfolio Manager of Fidelity Short-Term Bond Fund
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the six months that ended October 31, 1997, the fund returned 3.93%. That outperformed the 3.86% return of the short investment grade debt funds average tracked by Lipper Analytical Services. For the same period, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 4.16%. For the 12 months that ended October 31, 1997, the fund had a total return of 6.26%, while the Lipper average returned 6.12% and the Lehman Brothers index returned 6.51%.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE PERIOD?
A. Bond markets rallied from April through July, spurred on by encouraging economic data and stable inflation. Bond markets slowed in August, erasing some of the earlier gains, but a strong September and October softened the blow. The bond market attracted wary stock investors in October, when U.S. equity markets stumbled on the heels of financial turmoil in Southeast Asia. Treasuries performed particularly well during the period. Mortgage-backed securities maintained reasonable performance, while corporate bonds performed well during most of the period on the strength of moderate economic growth.
Q. HOW DID THE MARKET TURBULENCE IN OCTOBER AFFECT THE FUND'S
PERFORMANCE?
A. You can discuss the performance of the fund on two levels. First, the short-maturity nature of the fund protected it from the large swings that occurred in the broader bond market. Generally speaking, shorter-maturity fixed-income securities will exhibit less overall return volatility than longer-maturity securities. This was evident during October. Second, the fund's large weighting in non-government securities during the period hurt the fund as these bonds slightly underperformed their Treasury counterparts in October. Yields on corporate bonds increased - relative to Treasuries - and their prices decreased, as volatility in the equity markets spilled over into investment-grade corporate bonds. The same thing happened to asset-backed securities. However, the wider yield spreads have created opportunities for me to find attractive bonds at less expensive levels in the future.
Q. WHAT FACTORS CONTRIBUTED POSITIVELY TO THE FUND'S PERFORMANCE?
A. The fund benefited from having overweighted positions, relative to the index, in corporate bonds, asset-backed securities and commercial mortgage-backed securities (CMBS) - three sectors that offered yield advantages over comparable Treasuries during the period. Asset-backed securities are bonds backed by a pool of loans such as credit cards, while CMBS issues are bonds backed by loans on commercial property such as office buildings or retail malls. Selecting the right securities and issuers in the corporate sector also helped the fund perform reasonably well versus its peers.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. It plays a very important role. It's the fund's benchmark index and includes most of the universe of investment-grade bonds with maturities between one and three years. I use the index as a starting point for my investment decisions, managing the fund to be generally as sensitive to changes in interest rates as the index. In addition, I refer to the index when deciding how to allocate assets among different maturities and market sectors - such as corporate or government securities - based on my view of the relative value of each maturity or sector.
Q. HOW WERE THE FUND'S ASSETS ALLOCATED DURING THE PERIOD?
A. Corporate bonds, including asset-backed securities, continued to represent a large portion of the fund - about 68% at the end of the period. Roughly one-third of the fund was invested in corporate securities with ratings below single-A because I felt the companies I selected had the most potential for credit improvement. As the rating of a bond improves, its price increases and its yield decreases relative to Treasuries. This is known as spread tightening, as the yield moves closer to the yield offered by comparable Treasuries, providing the fund and the investor a return advantage.
Q. WHAT ABOUT ASSET-BACKED SECURITIES AND MORTGAGE-BACKED SECURITIES?
A. The fund's investments in asset-backed securities have remained relatively stable, at about 18% of the portfolio. The bulk of the position in this sector was invested in very high-quality securities - mostly Aaa-rated. These asset-backed bonds were a stable component of the fund's returns. Within the mortgage sector, the fund primarily focused on CMBS bonds. The market for these securities has gained considerable acceptance among investors, leading to better returns for the issues. At the end of the period, about 7% of the fund was invested in mortgage-backed securities, with a majority of those assets invested in CMBS issues.
Q. WHAT'S YOUR OUTLOOK FOR THE OVERALL BOND MARKET?
A. I think caution will be the name of the game going into the next 12 months. Given the solid performance of many of the spread sectors - segments of the fixed-income market that can offer yield advantages, or spreads, over comparable Treasuries - I think there's less room for them to do much better in the near future. In light of this, I take comfort in the fact that more than 64% of the fund is invested in securities that are A-rated or better. Going forward, I intend to be more cautious with the fund's core corporate holdings by targeting the higher-quality issues. This is particularly true in a period where yield advantages offered by non-Treasury securities are so narrow.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE USE OF
FIDELITY RESEARCH:
"Fidelity's research enhances our
ability to find individual securities
and build portfolios that offer the
best returns relative to risk in the
high-grade bond market. We focus
our resources on analyzing credit
ratings, as well as valuing the
cash-flow structures of securities.
Within the corporate bond arena,
credit analysts help me identify
industries that are undergoing
positive changes and find
individual corporate bonds where
the credit profiles of the issuers
are not fully valued in the prices of
the securities. Quantitative
analysts help to value the
underlying structural components
of individual bonds by assessing
cash-flow characteristics. Because
of Fidelity's research depth, we are
well positioned to continue to find
opportunities in the
investment-grade bond market."
FUND FACTS
GOAL: high current income,
consistent with preservation of
capital, by investing primarily
in investment-grade,
fixed-income securities while
maintaining an average
maturity of three years or less
FUND NUMBER: 450
TRADING SYMBOL: FSHBX
START DATE: September 15, 1986
SIZE: as of October 31,
1997, more than $881 million
MANAGER: Andrew Dudley,
since February 1997;
manager, Spartan Short-Term
Bond Fund, since February
1997; joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA                 4    44.0
                    1
                    .
                    5

AA                  7    5.3
                    .
                    6

A                   1    19.0
                    5
                    .
                    8

BAA                 2    21.5
                    5
                    .
                    2

BA                  7    6.3
                    .
                    8

NOT RATED           0    1.3
                    .
                    8

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   2.2   2.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   1.7   1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **

CORPORATE BONDS 67.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 21.5%
MORTGAGE-BACKED
SECURITIES 6.6%
SHORT-TERM
INVESTMENTS 1.3%
OTHER 2.7%
CORPORATE BONDS 63.4%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 21.5%
MORTGAGE-BACKED
SECURITIES 10.2%
SHORT-TERM
INVESTMENTS 2.6%
OTHER 2.3%
ROW: 1, COL: 1, VALUE: 2.7
ROW: 1, COL: 2, VALUE: 1.3
ROW: 1, COL: 3, VALUE: 6.6
ROW: 1, COL: 4, VALUE: 21.5
ROW: 1, COL: 5, VALUE: 67.90000000000001
ROW: 1, COL: 1, VALUE: 2.3
ROW: 1, COL: 2, VALUE: 2.6
ROW: 1, COL: 3, VALUE: 10.2
ROW: 1, COL: 4, VALUE: 21.5
ROW: 1, COL: 5, VALUE: 63.4

* FOREIGN
 INVESTMENTS 1.6%
** FOREIGN
 INVESTMENTS 4.8%
INVESTMENTS OCTOBER 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 67.9%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 1.0%
CHEMICALS & PLASTICS - 1.0%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 8,440 $ 8,923
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  2,990  3,285
ENERGY - 1.3%
OIL & GAS - 1.3%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa  1,570  1,569
Pennzoil Co. 9 5/8%, 11/15/99  Baa  1,900  2,027
Tosco Corp. 7%, 7/15/00  Baa  7,050  7,192
USX Corp. 6 3/8%, 7/15/98  Baa  490  491
  11,279
FINANCE - 39.0%
ASSET-BACKED SECURITIES - 18.6%
Aesop Funding II LLC 6.22%, 10/20/01 (c)  Aaa  4,500  4,522
Boatmens Auto Trust 6.35%, 10/15/01  A2  1,375  1,381
CPS Auto Grantor Trust 6.70%, 2/15/02   Aaa  1,451  1,462
Capital Equipment Receivables Trust
6.57%, 3/15/01  Aa3  2,230  2,255
Case Equipment Loan Trust:
 6.15%, 9/15/02  Aaa  10,252  10,325
 6.45%, 9/15/02  A3  3,000  2,978
 5.85%, 2/15/03  A3  1,770  1,751
Caterpillar Financial Asset Trust
6.55%, 5/22/02  A3  1,280  1,292
Chase Manhattan Corp. 6.45%, 3/29/01  Aaa  4,400  4,414
Chevy Chase Auto Receivables Trust
6.20%, 3/20/04  Aaa  2,933  2,939
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12   Aaa  8,800  8,808
Discover Card Trust 7 1/2%, 6/16/00   A2  1,650  1,661
Fidelity Funding Auto Trust
6.99%, 11/15/02 (c)  Aaa  1,623  1,636
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  4,794  4,800
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00  Aaa  2,983  3,001
Green Tree Financial Corp.:
 5 1/2%, 1/31/00  Aaa  644  641
 5.80%, 2/15/27  Aaa  6,022  6,012
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Green Tree Financial Corp.: - continued
 6.10%, 4/15/27  Aaa $ 5,042 $ 5,044
 6.45%, 5/15/27  Aaa  3,460  3,472
 6 1/2%, 6/15/27  Aaa  2,170  2,180
 6.65%, 7/15/27  Aaa  4,288  4,302
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  279  278
Norwest Automobile Trust 6.30%, 5/15/03  A2  3,375  3,391
Olympic Automobile Receivables Trust:
 6.40%, 9/15/01  Aaa  3,800  3,784
 6 1/8%,11/15/04  Aaa  2,606  2,644
Onyx Acceptance Grantor Trust 6.20%, 6/15/03 Aaa 4,982 4,993 Petroleum Enhanced Trust Receivables Offering
Petroleum Trust 6.1875%, 2/5/03 (c)  Baa  6,336  6,336
Premier Auto Trust:
 4.95%, 2/2/99  A2  77  76
 8.05%, 4/4/00  Aaa  13,930  14,087
 6%, 5/6/00  Aaa  2,900  2,902
 6.35%, 7/6/00  A3  4,610  4,622
Reliance Auto Receivables Corp., Inc. 6.10%,
7/15/02 (c)  Aaa  2,886  2,886
SCFC Recreational Vehicle Loan Trust
7 1/4%, 9/15/06  Aaa  325  325
Standard Credit Card Master Trust I:
 7.65%, 2/15/00  A2  1,800  1,808
 6 3/4%, 6/7/00   Aaa  10,700  10,747
TMS Auto Grantor Trust 5.90%, 9/15/02   Aaa  1,011  1,012
Toyota Auto Receivables Grantor Trust
6.15%, 1/15/99  Baa  549  548
Union Federal Savings Bank Grantor Trust:
 6.975%, 7/10/00  Baa  423  424
 7.275%, 10/10/00  Baa  452  454
 8.20%, 1/10/01  Baa  448  454
WFS Financial Owner Trust:
 6.20%, 2/1/02  Aaa  1,584  1,593
 5 7/8%, 3/1/02  Aaa  3,646  3,697
 6.406%, 7/20/02  Aaa  8,380  8,385
 7.05%, 11/20/03  Aaa  7,410  7,547
 6.90%, 12/20/03  Aaa  5,020  5,145
  163,014
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - 9.1%
Banc One Corp. 6.70%, 3/24/00  Aa3 $ 3,700 $ 3,750
Banco Latinamericano Exportaciones SA euro:
 6.45% 9/13/99 (c)  Baa  2,880  2,904
 6.90%, 12/4/99 (c)  Baa  1,700  1,720
BanPonce Financial Corp.:
 6.642%, 4/8/99  A3  2,270  2,295
 7.65%, 5/3/00  A3  2,790  2,868
 6.88%, 6/16/00  A3  1,450  1,477
BanPonce Corp.:
 6.378%, 4/8/99  A3  2,580  2,584
 6.488%, 3/3/00  A3  2,300  2,321
Capital One Bank 6.42%, 11/12/99  Baa  6,000  6,020
Chase Manhattan Corp.:
 8%, 6/15/99  A1  1,123  1,156
 6.45%, 3/29/01  Aa3  1,000  1,008
Comerica, Inc. 9 3/4%, 5/1/99  A3  1,890  1,989
First Chicago Corp. 9 7/8%, 7/1/99  A2  1,526  1,619
First Fidelity Bancorp. 9 5/8%, 8/15/99  A2  2,100  2,228
First Interstate Bancorp 8 5/8%, 4/1/99  A2  1,000  1,036
First USA Bank:
 5 3/4%, 1/15/99  Aa2  9,250  9,232
 6 1/2%, 12/23/99  Aa2  5,400  5,446
 6 3/8%, 10/23/00  Aa2  6,175  6,231
Kansallis-Osake-Pankki yankee
9 3/4%, 12/15/98  A3  2,220  2,307
KeyCorp:
 8.40%, 4/1/99  A2  2,500  2,580
 7.45%, 4/5/00  A  3,250  3,336
Mellon Financial Co. 6.30%, 6/1/00  A2  1,000  1,006
Nationsbank Corp. 5.70%, 9/11/00  A1  1,000  989
Provident Bank 6 1/8%, 12/15/00  A3  2,200  2,197
Union Planters National Bank:
 6.29%, 8/20/98  A3  5,350  5,363
 6.53%, 8/20/99  A3  5,820  5,849
  79,511
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 11.0%
Aristar, Inc. 7 1/2%, 7/1/99  Baa $ 5,730 $ 5,856
Associates Corp. of North America:
 6 1/2%, 9/9/98  Aa3  10,050  10,106
 6 3/8%, 8/15/99  Aa3  3,300  3,317
AT&T Capital Corp.:
 6.65%, 4/30/99  Baa  7,310  7,383
 6.16%, 12/3/99  Baa  5,690  5,694
CIT Group Holdings, Inc. 6 1/4%, 9/30/99  Aa3  2,000  2,011
Chrysler Financial Corp.:
 8.42%, 2/1/99  A3  2,500  2,575
 6 3/8%, 1/28/00  A3  5,460  5,485
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa  5,962  6,038
Finova Capital Corp.:
 6.38%, 4/15/99  Baa  6,000  6,044
 6.27%, 9/29/00  Baa  1,650  1,657
Ford Capital BV yankee 10 1/8%, 11/15/00  A1  150  166
General Motors Acceptance Corp.:
 5.45%, 3/1/99  A3  8,070  8,012
 6.55%, 4/23/99  A3  13,810  13,930
 6 3/8%, 4/26/99  A3  1,600  1,610
Household Finance Corp. 7.55%, 3/16/98  A2  560  563
MCN Investment Corp. 5.84%, 2/1/99  Baa  3,640  3,648
North American Mortgage Co. 5.80%, 11/2/98  Baa  2,250  2,243
Salton Sea Funding Corp. 7.02%, 5/30/00  Baa  4,301  4,335
Sears, Roebuck Acceptance Corp.
6.17%, 1/29/99  A2  5,000  5,025
Union Acceptance Corp. 7.075%, 7/10/02  Baa  651  656
  96,354
SAVINGS & LOANS - 0.3%
Long Island Savings Bank 7%, 6/13/02  Baa  2,400  2,406
TOTAL FINANCE   341,285
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
WMX Technologies, Inc. 6 1/4%, 10/15/00  Baa  4,435  4,410
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
MEDIA & LEISURE - 6.9%
BROADCASTING - 6.9%
Bell Cablemedia PLC yankee (b):
 0%, 7/15/04  Baa $ 3,010 $ 2,799
 0%, 9/15/05  Baa  2,100  1,817
Continental Cablevision, Inc. 8 1/2%, 9/15/01  Baa  7,505  7,969
TCI Communications, Inc.:
 6 3/8%, 9/15/99  Ba1  13,660  13,663
 7 3/8%, 2/15/00  Ba1  6,005  6,126
Tele Communications, Inc. 9%, 1/2/02  Ba1  2,300  2,491
Time Warner, Inc.:
 7.45%, 2/1/98  Ba1  5,115  5,130
 7.95%, 2/1/00  Ba1  19,475  20,122
  60,117
NONDURABLES - 3.5%
FOODS - 1.8%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa  5,510  5,587
Nabisco, Inc. 8%, 1/15/00  Baa  10,365  10,734
  16,321
TOBACCO - 1.7%
Philip Morris Companies, Inc.:
 7 3/8%, 2/15/99  A2  1,900  1,928
 7 1/8%, 12/1/99  A2  5,100  5,189
 7 1/4%, 9/15/01  A2  4,300  4,427
RJR Nabisco, Inc. 8%, 1/15/00  Baa  2,987  3,045
  14,589
TOTAL NONDURABLES   30,910
RETAIL & WHOLESALE - 3.6%
GENERAL MERCHANDISE STORES - 2.5%
Dayton Hudson Corp.:
 10%, 12/1/00  Baa  2,380  2,618
 6.80%, 10/1/01  Baa  4,870  4,974
Federated Department Stores, Inc.:
 10%, 2/15/01  Baa  6,000  6,662
 8 1/8%, 10/15/02  Baa  4,380  4,705
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  3,400  3,458
  22,417
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 1.1%
American Stores Co.:
 8 1/4%, 4/21/98  Baa $ 4,700 $ 4,743
 8.44%, 4/24/98  Baa  4,700  4,748
  9,491
TOTAL RETAIL & WHOLESALE   31,908
TECHNOLOGY - 3.7%
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Comdisco, Inc.:
 5 3/4%, 1/19/99  Baa  1,090  1,090
 5.76%, 1/19/99  Baa  4,000  3,999
 6.18%, 2/12/99  Baa  3,240  3,255
 6 1/2%, 4/30/99  Baa  6,000  6,027
 6.86%, 7/29/99  Baa  8,210  8,310
 6.55%, 2/4/00  Baa  9,400  9,501
  32,182
TRANSPORTATION - 2.1%
AIR TRANSPORTATION - 2.1%
AMR Corp.:
 7 3/4%, 12/1/97  Baa  13,100  13,116
 9 1/2%, 7/15/98  Baa  2,280  2,337
Delta Air Lines, Inc. 9 7/8%, 1/1/98  Baa  3,050  3,068
  18,521
UTILITIES - 5.9%
CELLULAR - 0.7%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  6,140  6,216
ELECTRIC UTILITY - 2.4%
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa  5,500  5,518
Ohio Edison Co.:
 8 3/4%, 2/15/98  Baa  2,820  2,842
 7 3/8%, 9/15/02  Baa  2,900  3,005
Texas Utilities Electric Co. 7 3/8%, 11/1/99  Baa  2,700  2,765
United Illuminating Co. 7 3/8%, 1/15/98  Baa  6,550  6,571
  20,701
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
GAS - 0.7%
Arkla, Inc. 8 7/8%, 7/15/99  Baa $ 2,500 $ 2,614
Florida Gas Transmission Co.
7 3/4%, 11/1/97 (c)  Baa  3,570  3,570
  6,184
TELEPHONE SERVICES - 2.1%
Brooks Fiber Properties, Inc. 11 7/8%, 11/1/06  -  5,495  4,300
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1  3,333  3,550
 7.55%, 4/1/04  Ba1  8,480  8,790
 8 7/8%, 1/15/06  Ba1  1,881  2,052
  18,692
TOTAL UTILITIES   51,793
TOTAL NONCONVERTIBLE BONDS
(Cost $592,504)   594,613
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 21.5%
U.S. TREASURY OBLIGATIONS - 16.4%
5 1/2%, 11/15/98  Aaa  13,400  13,385
5 7/8%, 1/31/99  Aaa  33,950  34,051
8 7/8%, 2/15/99  Aaa  51,270  53,305
7 3/4%, 12/31/99  Aaa  4,200  4,376
6 7/8%, 3/31/00  Aaa  1,945  1,996
5 3/4%, 10/31/00  Aaa  11,625  11,632
7 7/8%, 8/15/01  Aaa  13,320  14,263
10 3/4%, 5/15/03  Aaa  8,600  10,582
  143,590
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.1%
Federal National Mortgage Association
4.95% 9/30/98  Aaa  9,250  9,188
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class T-3, 9 5/8%, 5/15/02  Aaa  1,213  1,285
  Class 1-C, 9 1/4%, 11/15/01  Aaa  13,934  14,801
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa $ 348 $ 350
Israel Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  1,708  1,743
Private Export Funding Corp. secured:
 5 3/4%, 4/30/98  Aaa  9,250  9,259
 6.86%, 4/30/04  Aaa  1,115  1,141
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
7 3/4%, 11/15/99  Aaa  6,955  7,209
  44,976
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $188,723)   188,566
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION- 0.4%
 7%, 5/1/01 to 8/1/01  Aaa  3,121  3,164
 12%, 11/1/19   Aaa  363  417
  3,581
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
 11 1/2%, 11/1/15  Aaa  1,334  1,514
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.5%
 11%, 12/15/09 to 8/15/20  Aaa  7,096  7,860
 11 1/2%, 4/15/13 to 8/15/13  Aaa  2,224  2,552
 12%, 2/15/16  Aaa  2,203  2,577
  12,989
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $18,019)   18,084
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
PRIVATE SPONSOR - 0.3%
GE Capital Mortgage Services, Inc. planned
amortization class Series 1994-2
Class A-4, 6%, 1/25/09  Aaa $ 2,320 $ 2,307
U.S. GOVERNMENT AGENCY - 0.2%
Federal National Mortgage Association
Series 1994-M3 Class A, 7.71%, 4/1/06  Aaa  1,689  1,700
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,998)   4,007
COMMERCIAL MORTGAGE SECURITIES - 4.0%
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  5,426  5,444
Blackrock Capital Funding LLC Series 1996
Class C2, 7.544%, 11/16/26 (c)(d)  Aaa  601  606
CBM Funding Corp. sequential pay Series 1996-1:
 Class A-1, 7.55%, 7/1/99  AA  341  346
 Class A-2, 6.88%, 7/1/02  AA  2,170  2,215
Equitable Life Assurance Society of the
United States floater Series 174 Class D-2,
6.675%, 5/15/03 (c)(d)  Baa  2,300  2,305
Federal Deposit Insurance Corp.:
 Series 1994-C1 Class II-A2, 7.85%, 9/25/25  Aaa  2,186  2,195
 sequential pay Series 1996-C1
 Class 1A, 6 3/4%, 5/25/26  Aaa  6,730  6,741
Kidder Peabody Acceptance Corp. sequential pay
Series 1993-M1 Class A-2, 7.15%, 4/25/25  Aa2  1,888  1,894
Meritor Mortgage Security Corp.
Series 1987-1 Class A-3, 9.40%, 6/1/99  Baa  219  219
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
6.9213%, 7/4/03 (d)  -  2,808  2,822
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/26 (c)  Aaa  2,879  2,888
Resolution Trust Corp.:
 floater:
  Series 1993-C2 Class A-2,
  6.5575%, 3/25/25 (d)  Aaa  1,355  1,357
  Series 1994-C1 Class A-3,
  6.2375%, 6/25/26 (d)  Aaa  3,174  3,172
 Series 1995-C1 Class A-4A,
 6 1/4%, 2/25/27  Aaa  52  52
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
Structured Asset Securities Corp.:
 sequential pay:
  Series 1993-C1 Class A-1A,
  6.60%, 10/25/24  AA+ $ 402 $ 402
  Series 1995-C4 Class A-1A,
  6.90%, 6/25/26  Aaa  532  530
 Series 1996-C3 Class A,
 6 3/4%, 6/25/30 (c)  Aaa  2,047  2,057
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $35,249)   35,245
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.6%
Ontario Province yankee 6 1/8%, 6/28/00  Aa3  2,700  2,712
Slovenian Republic euro 7%, 8/6/01  A3  11,450  11,364
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $14,147)   14,076
CERTIFICATES OF DEPOSIT - 1.1%
Canadian Imperial Bank of Commerce
New York Branch yankee 6.20%, 8/1/00
(Cost $9,821)  Aa3  9,800  9,805
CASH EQUIVALENTS - 1.3%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $ 11,031  11,026
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $873,487)  $ 875,422
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,912,000 or 4.9% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 61.4% AAA, AA, A 58.7%
Baa 25.2% BBB  35.4%
Ba 7.8% BB  1.5%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.8%.
INCOME TAX INFORMATION
At October 31,1997, the aggregate cost of investment securities for income tax purposes was $873,580,000. Net unrealized appreciation aggregated $1,842,000, of which $4,898,000 related to appreciated investment securities and $3,056,000 related to depreciated investment securities.
At April 30, 1997, the fund had a capital loss carryforward of approximately $165,877,000 of which $7,352,000, $2,771,000,
$2,248,000, $18,091,000, $55,095,000, $74,079,000 and $6,241,000 will expire on April 30, 1998, 1999, 2000, 2002, 2003, 2004 and 2005 ,
respectively. Of the loss carryforwards expiring in 2000, 2002, 2003, $2,248,000, $13,718,000, and $15,805,000, respectively, were acquired in the merger and are available to offset future capital gains of the fund to the extent provided by regulations.
The fund intends to elect to defer to its fiscal year ending April 30, 1998 approximately $5,631,000 of losses recognized during the period November 1, 1996 to April 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                               $ 875,422
AGREEMENTS OF $11,026) (COST $873,487) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                         2,430

INTEREST RECEIVABLE                                                                     12,139

OTHER RECEIVABLES                                                                       11

 TOTAL ASSETS                                                                           890,002

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                     $ 3

PAYABLE FOR INVESTMENTS PURCHASED                                              6,229

PAYABLE FOR FUND SHARES REDEEMED                                               1,547

DISTRIBUTIONS PAYABLE                                                          462

ACCRUED MANAGEMENT FEE                                                         323

OTHER PAYABLES AND ACCRUED EXPENSES                                            246

 TOTAL LIABILITIES                                                                      8,810

NET ASSETS                                                                             $ 881,192

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                        $ 1,058,569

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                        (4,538)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                   (174,774)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                               1,935

NET ASSETS, FOR 101,111 SHARES OUTSTANDING                                             $ 881,192

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                                $8.72
SHARE ($881,192 (DIVIDED BY) 101,111 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 32,038
INTEREST

EXPENSES

MANAGEMENT FEE                                                       $ 1,982

TRANSFER AGENT FEES                                                   1,002

ACCOUNTING FEES AND EXPENSES                                          144

NON-INTERESTED TRUSTEES' COMPENSATION                                 2

CUSTODIAN FEES AND EXPENSES                                           23

REGISTRATION FEES                                                     24

AUDIT                                                                 24

LEGAL                                                                 10

MISCELLANEOUS                                                         4

 TOTAL EXPENSES BEFORE REDUCTIONS                                     3,215

 EXPENSE REDUCTIONS                                                   (24)      3,191

NET INVESTMENT INCOME                                                           28,847

REALIZED AND UNREALIZED GAIN (LOSS)                                             (2,845)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                         8,688
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                 5,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 34,690
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                         SIX MONTHS ENDED    YEAR ENDED
                                                             OCTOBER 31, 1997    APRIL 30, 1997
                                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                   $ 28,847            $ 63,210
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                     (2,845)             (10,878)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)         8,688               3,881

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              34,690              56,213
 FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                                 (28,604)            (62,498)
FROM NET INVESTMENT INCOME

 RETURN OF CAPITAL                                            -                   (536)

 TOTAL DISTRIBUTIONS                                          (28,604)            (63,034)

SHARE TRANSACTIONS                                            197,221             305,603
NET PROCEEDS FROM SALES OF SHARES

 NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR THE NET     -                   86,310
ASSETS OF FIDELITY SHORT-TERM WORLD BOND FUND

 REINVESTMENT OF DISTRIBUTIONS                                25,717              56,510

 COST OF SHARES REDEEMED                                      (269,722)           (568,209)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING              (46,784)            (119,786)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                     (40,698)            (126,607)

NET ASSETS

 BEGINNING OF PERIOD                                          921,890             1,048,497

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET     $ 881,192           $ 921,890
INVESTMENT INCOME OF $4,538 AND $4,781, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                         22,685              35,124

 ISSUED IN EXCHANGE FOR THE SHARES OF FIDELITY SHORT-TERM     -                   9,875
WORLD BOND FUND

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                      2,956               6,498

 REDEEMED                                                     (31,021)            (65,293)

 NET INCREASE (DECREASE)                                      (5,380)             (13,796)


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED   YEARS ENDED APRIL 30,
      OCTOBER 31, 1997

      (UNAUDITED)        1997                    1996   1995   1994 F   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING     $ 8.660    $ 8.720   $ 8.720   $ 9.080   $ 9.510   $ 9.430
OF PERIOD

INCOME FROM INVESTMENT          .278 D     .558 D    .579      .344      .588      .744
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND               .058       (.061)    (.020)    (.156)    (.392)    .063
 UNREALIZED GAIN (LOSS)

 TOTAL FROM                     .336       .497      .559      .188      .196      .807
 INVESTMENT OPERATIONS

LESS DISTRIBUTIONS

 FROM NET                       (.276)     (.552)    (.504)    (.430)    (.592)    (.727)
 INVESTMENT INCOME

 IN EXCESS OF NET               -          -         -         -         (.034)    -
 INVESTMENT INCOME

 RETURN OF CAPITAL              -          (.005)    (.055)    (.118)    -         -

 TOTAL DISTRIBUTIONS            (.276)     (.557)    (.559)    (.548)    (.626)    (.727)

NET ASSET VALUE,               $ 8.720    $ 8.660   $ 8.720   $ 8.720   $ 9.080   $ 9.510
END OF PERIOD

TOTAL RETURN B, C               3.93%      5.86%     6.52%     2.17%     1.99%     8.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 881      $ 922     $ 1,048   $ 1,304   $ 1,962   $ 1,990
(IN MILLIONS)

RATIO OF EXPENSES TO            .71% A     .70%      .69%      .69%      .80%      .77%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .70% A,    .70%      .68% E    .69%      .80%      .77%
AVERAGE NET ASSETS AFTER        E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         6.34% A    6.41%     6.37%     6.37%     6.70%     7.68%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE         102% A     104%      151%      113%      73%       63%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Short-Term Bond Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the period ended April 30, 1997, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $448,293,000 and $489,415,000, respectively, of which U.S. government and government agency obligations aggregated $211,133,000 and $285,388,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $19,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark)  Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)

(2_FIDELITY_LOGOS)FIDELITY

INVESTMENT GRADE BOND
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              7    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   21   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  25   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 6   PAST 1   PAST 5   PAST 10
                                       MONTHS   YEAR     YEARS    YEARS

FIDELITY INVESTMENT GRADE BOND         6.73%    8.32%    43.16%   140.13%

LEHMAN BROTHERS AGGREGATE BOND INDEX   7.07%    8.89%    43.65%   142.28%

CORPORATE BBB BOND FUNDS AVERAGE       7.65%    9.57%    50.70%   147.42%

INTERMEDIATE INVESTMENT GRADE DEBT     6.38%    7.98%    39.02%   126.26%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. You can also compare the fund's performance to averages calculated by Lipper Analytical Services, Inc., to measure how it stacked up against its peers. The fund formerly was included in Lipper's corporate BBB bond funds category (which included 119 funds for the past six months), but will be included in the intermediate investment grade debt funds category (217 funds) in the future. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

FIDELITY INVESTMENT GRADE BOND         8.32%    7.44%    9.16%

LEHMAN BROTHERS AGGREGATE BOND INDEX   8.89%    7.51%    9.25%

CORPORATE BBB BOND FUNDS AVERAGE       9.57%    8.50%    9.44%

INTERMEDIATE INVESTMENT GRADE DEBT     7.98%    6.79%    8.48%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971031 19971112 161352 S00000000000001
             Investment Grade Bond       LB Aggregate Bond
             00026                       LB001
  1987/10/31      10000.00                    10000.00
  1987/11/30      10119.78                    10080.10
  1987/12/31      10243.99                    10217.41
  1988/01/31      10638.91                    10576.57
  1988/02/29      10804.19                    10702.12
  1988/03/31      10664.50                    10601.68
  1988/04/30      10600.57                    10544.47
  1988/05/31      10522.54                    10473.59
  1988/06/30      10741.96                    10726.27
  1988/07/31      10708.74                    10670.01
  1988/08/31      10723.08                    10697.98
  1988/09/30      10945.91                    10940.18
  1988/10/31      11123.12                    11146.14
  1988/11/30      11023.50                    11010.74
  1988/12/31      11055.58                    11023.14
  1989/01/31      11171.31                    11181.74
  1989/02/28      11151.13                    11100.69
  1989/03/31      11218.15                    11148.69
  1989/04/30      11421.48                    11381.98
  1989/05/31      11662.26                    11681.08
  1989/06/30      12024.10                    12036.74
  1989/07/31      12303.07                    12292.61
  1989/08/31      12110.95                    12110.48
  1989/09/30      12147.57                    12172.46
  1989/10/31      12393.28                    12472.19
  1989/11/30      12481.12                    12591.06
  1989/12/31      12492.85                    12624.75
  1990/01/31      12324.15                    12474.73
  1990/02/28      12355.92                    12515.10
  1990/03/31      12355.56                    12524.32
  1990/04/30      12256.75                    12409.57
  1990/05/31      12590.05                    12777.00
  1990/06/30      12780.71                    12982.01
  1990/07/31      12971.01                    13161.59
  1990/08/31      12797.81                    12985.82
  1990/09/30      12872.74                    13093.26
  1990/10/31      12755.58                    13259.49
  1990/11/30      13030.36                    13544.91
  1990/12/31      13250.60                    13755.96
  1991/01/31      13387.28                    13926.01
  1991/02/28      13597.50                    14044.88
  1991/03/31      13772.53                    14141.50
  1991/04/30      13950.14                    14294.70
  1991/05/31      14048.87                    14378.30
  1991/06/30      14047.28                    14370.99
  1991/07/31      14233.95                    14570.28
  1991/08/31      14589.08                    14885.58
  1991/09/30      14902.37                    15187.21
  1991/10/31      15050.87                    15356.30
  1991/11/30      15197.35                    15497.11
  1991/12/31      15756.87                    15957.35
  1992/01/31      15559.60                    15740.26
  1992/02/29      15683.78                    15842.60
  1992/03/31      15656.83                    15753.29
  1992/04/30      15711.69                    15867.08
  1992/05/31      16035.85                    16166.49
  1992/06/30      16223.43                    16388.98
  1992/07/31      16707.33                    16723.35
  1992/08/31      16857.26                    16892.76
  1992/09/30      17006.46                    17093.00
  1992/10/31      16773.43                    16866.38
  1992/11/30      16788.94                    16870.19
  1992/12/31      17066.99                    17138.45
  1993/01/31      17466.86                    17467.10
  1993/02/28      17905.24                    17772.87
  1993/03/31      18070.88                    17846.93
  1993/04/30      18166.69                    17971.20
  1993/05/31      18263.11                    17994.09
  1993/06/30      18741.77                    18320.20
  1993/07/31      19030.44                    18423.81
  1993/08/31      19556.87                    18746.74
  1993/09/30      19613.03                    18798.23
  1993/10/31      19845.85                    18868.48
  1993/11/30      19678.13                    18707.97
  1993/12/31      19836.75                    18809.36
  1994/01/31      20146.86                    19063.31
  1994/02/28      19489.65                    18732.12
  1994/03/31      18918.54                    18270.29
  1994/04/30      18774.69                    18124.40
  1994/05/31      18807.89                    18121.86
  1994/06/30      18703.23                    18081.81
  1994/07/31      18997.72                    18440.98
  1994/08/31      19055.61                    18463.86
  1994/09/30      18895.95                    18192.10
  1994/10/31      18821.28                    18175.89
  1994/11/30      18878.87                    18135.53
  1994/12/31      18775.04                    18260.76
  1995/01/31      18992.97                    18622.15
  1995/02/28      19257.23                    19064.90
  1995/03/31      19369.01                    19181.87
  1995/04/30      19643.95                    19449.81
  1995/05/31      20344.19                    20202.47
  1995/06/30      20480.03                    20350.58
  1995/07/31      20421.05                    20305.13
  1995/08/31      20622.55                    20550.19
  1995/09/30      20820.83                    20750.11
  1995/10/31      21108.24                    21019.96
  1995/11/30      21394.27                    21334.94
  1995/12/31      21687.12                    21634.35
  1996/01/31      21835.01                    21778.02
  1996/02/29      21442.95                    21399.47
  1996/03/31      21295.06                    21250.72
  1996/04/30      21141.16                    21131.21
  1996/05/31      21109.10                    21088.30
  1996/06/30      21349.58                    21371.50
  1996/07/31      21408.86                    21429.98
  1996/08/31      21375.68                    21394.06
  1996/09/30      21709.33                    21766.89
  1996/10/31      22169.08                    22249.06
  1996/11/30      22565.11                    22630.16
  1996/12/31      22342.84                    22419.74
  1997/01/31      22400.63                    22488.40
  1997/02/28      22447.96                    22544.34
  1997/03/31      22188.73                    22294.51
  1997/04/30      22498.84                    22628.25
  1997/05/31      22686.29                    22842.16
  1997/06/30      22967.55                    23113.28
  1997/07/31      23576.22                    23736.57
  1997/08/31      23372.99                    23534.10
  1997/09/30      23690.31                    23881.19
  1997/10/31      24013.26                    24227.64
IMATRL PRASUN   SHR__CHT 19971031 19971112 161354 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Investment Grade Bond Fund on October 31, 1987. As the chart shows, by October 31, 1997, the value of the investment would have grown to $24,013 - a 140.13% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,228 - a 142.28% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            SIX MONTHS    YEARS ENDED APRIL 30,
            ENDED
            OCTOBER 31,

      1997   1997   1996   1995   1994   1993

DIVIDEND RETURN         3.31%   6.70%    6.77%   6.99%    6.92%    8.56%

CAPITAL APPRECIATION    3.42%   -0.28%   0.85%   -2.36%   -3.57%    7.07%
RETURN

TOTAL RETURN            6.73%   6.42%    7.62%   4.63%    3.35%    15.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997    PAST 1         PAST 6          PAST 1
                                  MONTH          MONTHS          YEAR

DIVIDENDS PER SHARE                3.82(CENTS)    22.63(CENTS)    45.16(CENTS)

ANNUALIZED DIVIDEND RATE           6.23%          6.29%           6.34%

30-DAY ANNUALIZED YIELD            5.86%           -               -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $7.22 over the past one month, $7.14 over the past six months and $7.12 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Kevin Grant, Portfolio Manager of Fidelity Investment Grade Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the six months that ended October 31, 1997, the fund had a total return of 6.73%, just behind the 7.07% return of the Lehman Brothers Aggregate Bond Index over the same six-month period. For the 12 months that ended October 31, 1997, the fund had a total return of 8.32%, while the Lehman Brothers index posted a return of 8.89%.
Q. HOW DID PERFORMANCE STACK UP AGAINST THE FUND'S PEERS?
A. The fund outperformed its Lipper peer group - Lipper's intermediate investment grade debt funds - which recorded average returns of 6.38% for the six-month period and 7.98% for the 12-month period. Lipper historically placed the fund in its corporate debt BBB funds average, so the intermediate peer group is a new one for the fund. It's a better fit because the interest-rate sensitivity of the fund, and of the Lehman Brothers Aggregate Bond Index, is more consistent with the funds in Lipper's intermediate peer group.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS AGGREGATE BOND INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. The Lehman Brothers Aggregate Bond Index contains most U.S. investment-grade bonds that have maturities of one year or longer. As such, it represents the overall market for investment-grade bonds. I make my investment decisions based on the relative value of the various sectors and securities within the investment-grade market. If I believe a sector of the market is cheaper than other sectors, I will overweight that sector relative to the market as represented by the fund's benchmark index. If I believe the sector is especially cheap, I will be even more aggressive in my overweighting. If I don't have a particularly strong view one way or the other, I'll market-weight the sector. Additionally, I don't market-time the fund. That is, I don't change the overall interest-rate sensitivity of the fund in anticipation of changes in interest rates. Instead, I manage the fund to maintain similar overall interest-rate risk to the index.
Q. WHAT AREAS OF THE BOND MARKET DID YOU TARGET?
A. The fund continued to find attractive opportunities among bank capital securities, putable corporate bonds and short-maturity corporate bonds. Bank capital securities resulted from a regulatory change created by Federal Reserve Board policy about a year ago. The change allows banks to issue long-term bonds and deduct the interest payments from their taxes, unlike preferred stock where dividends are not tax-deductible. This created a new market, with many of these bonds offering attractive yields. Put bonds are corporate issues that give investors the option to redeem the securities at some point prior to their actual maturities.
Q. DID THE FUND FIND ATTRACTIVE OPPORTUNITIES IN ANY OTHER AREAS OF
THE MARKET?
A. Among corporate bonds, the fund invested a fair amount of its assets in telecommunications and cable companies. For instance, WorldCom has been a good performer because it quickly improved its balance sheet and, as a result, was able to ground itself firmly in the investment-grade market. Cable companies also benefited by improving the credit quality of their balance sheets.
Q. SIX MONTHS AGO, YOU SAID THAT MORTGAGE-BACKED SECURITIES WERE EXPENSIVE. WAS THAT STILL THE CASE?
A. Yes, it was. Mortgage-backed securities were expensive, so the fund was underweighted in these issues relative to the index during the period. On top of that, mortgage-backed securities haven't performed much better than Treasuries. The fund benefited from the underweighted position because it was able to own more corporate bonds, which performed pretty well. The fund also invested in asset-backed securities, which are described at length in my additional comments at the end of this interview.
Q. WHAT ABOUT YANKEE BONDS?
A. The fund owned some yankee bonds - dollar-denominated bonds issued in the U.S. by foreign banks, governments and corporations - during the period. Mostly, the fund had exposure to bonds issued by large Canadian and European banks, which performed well. The fund also had a small position in South Korean government agencies, which suffered from the contagious effects of currency devaluations in the Southeast Asian region. The effect on the fund's total return was minimal, however, since the fund sold its position in South Korean yankees by the end of the period.
Q. GIVEN THE RECENT MARKET CORRECTION IN THE REGION, DO YOU THINK THERE ARE OPPORTUNITIES IN SOUTHEAST ASIA ?
A. Probably, but the fundamental problems of excess capacity and too much debt in many of these economies are not yet resolved. The extent of the problems in these countries is not known and is likely to be far deeper than most market participants currently anticipate. There may be some very selective opportunities to "bottom fish." But, until there is evidence that a catalyst for recovery has been introduced, a rebound in the prices of Asian yankee bonds remains far off.
Q. WHAT'S YOUR OUTLOOK?
A. The past two years have been wonderful for investors in most financial assets. I think it would be imprudent to expect this kind of environment to continue. Because of that, I plan to maintain a fairly defensive posture. Rather than investing aggressively in corporate bonds, I will continue to seek out companies whose management teams have consistent track records of maintaining investment-grade ratings. In addition, the list of upgrade situations - when companies materially improve their balance sheets - is shrinking. So, I'll be very selective. Also, the mortgage market is quite precarious. Considering the 10-year Treasury was hovering near 6% at the end of the period and interest rates are as low as they've been in about a year and a half, I think prepayment risk is becoming more of an issue. Prepayment risk is the risk that mortgage holders will pay off their mortgages before the maturity date, usually in the form of refinancing at a lower interest rate. This forces mortgage-backed bond investors to reinvest at a lower interest rate. These factors tell me that it's probably a time to be defensive and hold more government bonds than over the past few years.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
KEVIN GRANT ON INVESTING IN
ASSET-BACKED SECURITIES:
"A TYPICAL ASSET-BACKED SECURITY IS
A POOL OF CREDIT CARDS. CREDIT CARD
COMPANIES GENERALLY CHARGE
CUSTOMERS A HIGH RATE OF INTEREST SO
THAT THEY CAN COVER DEFAULTS AND
DELINQUENCIES. IF A CREDIT CARD
COMPANY CHARGES CUSTOMERS AN
AVERAGE OF 16% INTEREST, AND IT IS
PAYING INVESTORS ABOUT 7% INTEREST
ON ITS CREDIT CARD BOND, THE
COMPANY CAN USE 9% OF ITS PORTFOLIO
EACH YEAR TO COVER DEFAULTS AND
DELINQUENCIES AND STILL MAKE ITS
INTEREST PAYMENTS TO BOND
INVESTORS. ON TOP OF THAT, THESE
SECURITIES HAVE TRIGGERS, MEANING
THAT EVEN IF DELINQUENCIES AND
DEFAULTS GET TO A HIGH ENOUGH LEVEL,
THE BOND WILL BE PAID OFF
AUTOMATICALLY. ASSET-BACKED
SECURITIES USUALLY CARRY A TRIPLE-A
RATING BECAUSE OF THIS STRUCTURE. OF
COURSE, THE MARKET KNOWS THIS, SO
THERE AREN'T ANY REAL BARGAINS OUT
THERE. BUT, IN THIS ENVIRONMENT, I
BELIEVE ASSET-BACKED SECURITIES ARE
A SAFE ALTERNATIVE TO CORPORATE
BONDS."
FUND FACTS
GOAL: HIGH CURRENT INCOME, BY
INVESTING MAINLY IN
INVESTMENT-GRADE DEBT
SECURITIES
FUND NUMBER: 026
TRADING SYMBOL: FBNDX
START DATE: AUGUST 6, 1971
SIZE: AS OF OCTOBER 31,
1997, MORE THAN $1.5 BILLION
MANAGER: KEVIN GRANT, SINCE
FEBRUARY 1997; ALSO MANAGER
OF SEVERAL FIDELITY
INVESTMENT-GRADE TAXABLE
BOND FUNDS; JOINED FIDELITY IN
1993
(CHECKMARK)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA                 5    52.9
                    7
                    .
                    1

AA                  4    4.6
                    .
                    4

A                   1    13.2
                    1
                    .
                    7

BAA                 1    16.9
                    5
                    .
                    8

BA                  5    5.7
                    .
                    8

NOT RATED           0    0.4
                    .
                    0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   8.8   8.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   4.5   4.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997**

CORPORATE BONDS 38.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 51.5%
FOREIGN GOVERNMENT
OBLIGATIONS 1.5%
OTHER 3.7%
SHORT-TERM
INVESTMENTS 5.2%
CORPORATE BONDS 37.8%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 48.8%
FOREIGN GOVERNMENT
OBLIGATIONS 3.1%
OTHER 4.0%
SHORT-TERM
INVESTMENTS 6.3%
ROW: 1, COL: 1, VALUE: 5.2
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 2.5
ROW: 1, COL: 4, VALUE: 50.5
ROW: 1, COL: 5, VALUE: 38.1
ROW: 1, COL: 1, VALUE: 6.3
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 3.1
ROW: 1, COL: 4, VALUE: 48.8
ROW: 1, COL: 5, VALUE: 37.8

* FOREIGN
 INVESTMENTS 4.8%
** FOREIGN
 INVESTMENTS 7.6%

INVESTMENTS OCTOBER 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 38.1%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
DURABLES - 0.6%
TEXTILES & APPAREL - 0.6%
Levi Strauss & Co. 7%, 11/1/06 (c)  Baa $ 10,000 $ 10,229
ENERGY - 0.9%
OIL & GAS - 0.9%
Pennzoil Co. 9 5/8%, 11/15/99  Baa  2,950  3,147
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
8.29%, 3/15/14 (c)  A3  10,000  10,454
  13,601
FINANCE - 19.7%
ASSET-BACKED SECURITIES - 3.3%
Ford Credit Auto Owner Trust
6.40%, 5/15/02   A2  4,710  4,725
Ford Credit Grantor Trust 5.90%, 10/15/00  Aaa  2,343  2,345
Green Tree Financial Corp. 6.10%, 4/15/27 Aaa 5,024 5,026 KeyCorp Auto Grantor Trust 5.80%, 7/15/00 A3 247 247
MBNA Master Credit Card Trust II  Aaa  15,000  15,245
PNC Student Loan Trust I 6.314%, 1/25/01   Aaa  18,100  18,100
Premier Auto Trust:
8.05%, 4/4/00  Aaa  2,990  3,024
 6%, 5/6/00   Aaa  3,450  3,452
Standard Credit Card Master Trust I
7.65%, 2/15/00.  A2  430  432
  52,596
BANKS - 6.3%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3  7,000  7,130
Banc One Corp. 6.70%, 3/24/00  Aa3  8,300  8,412
BanPonce Corp.:
 5 3/4%, 3/1/99  A3  2,520  2,505
 6.378%, 4/8/99  A3  2,880  2,884
Capital One Bank 6.42%, 11/12/99  Baa  14,000  14,047
Central Fidelity Banks, Inc. 8.15%, 11/15/02 Baa 4,000 4,324 Citicorp 9%, 4/15/99 A1 2,000 2,083
Crestar Financial Corp. 8 3/4%, 11/15/04  Baa  4,750  5,344
First Maryland Bancorp 8 3/8%, 5/15/02  A3  3,000  3,224
First Tennessee National Corp.
6 3/4%, 11/15/05  Baa  1,650  1,668
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
First USA Bank
5 3/4%, 1/15/99.  Aa2 $ 4,000 $ 3,992
Hartford National Corp. 9.85%, 6/1/99  A3  6,800  7,190
Kansallis-Osake-Pankki 10%, 5/1/02  A3  1,780  2,030
Midland American Capital Corp. gtd.
12 3/4%, 11/15/03  Aa3  920  980
NB Capital Trust IV 8 1/4%, 4/15/27  A1  10,900  11,701
Provident Bank 6 3/8%, 1/15/04  Baa  3,100  3,086
Summit Bancorp. 8 5/8%, 12/10/02  BBB  5,500  5,998
Union Planters Corp. 6 3/4%, 11/1/05  Baa  3,000  3,032
Union Planters National Bank
6.81%, 8/20/01  A3  4,000  4,055
Zions Bancorp. 8 5/8%, 10/15/02  Baa  5,000  5,483
  99,168
CREDIT & OTHER FINANCE - 7.2%
AT&T Capital Corp.:
 6.41%, 8/13/99  Baa  8,000  8,048
 6.16%, 12/3/99  Baa  3,000  3,002
Associates Corp. of North America
6 7/8%, 2/15/00  Aa3  15,000  15,306
BankBoston Capital Trust II 7 3/4%, 12/15/26 Baa 7,170 7,349 BanPonce Trust I 8.327%, 2/1/27 (c) Baa 7,910 8,405
Chase Capital I 7.67%, 12/1/26  A1  19,150  19,351
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  7,960  7,996
First Security Capital I 8.41%, 12/15/26   A3  1,900  2,063
Fleet Mortgage Group 6 1/2%, 9/15/99  A2  250  252
Ford Motor Credit:
 5.73%, 2/23/00  A1  4,000  3,966
 6.05%, 12/27/00  A1  5,000  4,976
General Electric Capital Corp.
6.94%, 4/13/09 (b)  Aaa  7,250  7,351
General Motors Acceptance Corp.:
 7 7/8%, 2/23/98  A3  9,000  9,051
 6.65%, 5/24/00  A3  10,350  10,469
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  4,500  4,669
Union Acceptance Corp. 7.075%, 7/10/02  Baa  590  593
  112,847
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
INSURANCE - 1.2%
Executive Risk Capital Trust 8 5/8%, 2/1/27 Baa $ 10,500 $ 11,138 Nationwide Mutual Insurance Co.
6 1/2%, 2/15/04 (c)  A1  1,500  1,499
SunAmerica, Inc. 6.20%, 10/31/99  Baa  5,500  5,497
  18,134
SAVINGS & LOANS - 1.7%
Ahmanson (H.F.) & Co.:
 9 7/8%, 11/15/99  Baa  8,000  8,550
 7 7/8%, 9/1/04  Baa  2,600  2,785
Great West Financial Trust II 8.206%, 2/1/27  A3  15,500  16,167
  27,502
TOTAL FINANCE   310,247
HOLDING COMPANIES - 0.7%
Norfolk Southern Corp. 7.05%, 5/1/37  Baa  9,930  10,327
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
POLLUTION CONTROL - 1.3%
WMX Technologies, Inc.:
 6 1/4%, 4/1/99  Baa  8,100  8,130
 7.10%, 8/1/26  Baa  12,600  13,094
  21,224
MEDIA & LEISURE - 3.6%
BROADCASTING - 2.7%
Continental Cablevision, Inc.:
 8.30%, 5/15/06  Baa  3,000  3,232
 9%, 9/1/08  Baa  2,900  3,304
TCI Communication, Inc.:
 7 1/4%, 6/15/99  Ba1  21,690  21,995
 7 3/8%, 2/15/00  Ba1  4,250  4,336
Time Warner, Inc.:
 7.95%, 2/1/00  Ba1  7,000  7,233
 9 1/8%,1/15/13  Ba1  2,000  2,363
  42,463
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.8%
News America Holdings, Inc. gtd.
9 1/8%, 10/15/99  Baa $ 4,000 $ 4,219
Time Warner Entertainment Co. LP
9 5/8%, 5/1/02  Baa  8,000  8,947
  13,166
RESTAURANTS - 0.1%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa  2,070  1,999
TOTAL MEDIA & LEISURE   57,628
NONDURABLES - 1.7%
FOODS - 0.7%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa  7,685  8,177
Nabisco, Inc. 8%, 1/15/00.  Baa  2,100  2,175
  10,352
TOBACCO - 1.0%
Philip Morris Companies, Inc. 6.95%, 6/1/06  A2  16,000  16,440

TOTAL NONDURABLES   26,792
RETAIL & WHOLESALE - 2.3%
GENERAL MERCHANDISE STORES - 1.4%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa  1,500  1,502
Federated Department Stores, Inc.
8 1/2%, 6/15/03  Baa  14,000  15,305
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  5,600  5,695
  22,502
GROCERY STORES - 0.9%
American Stores Co.:
 7.20%, 6/9/03  Baa  5,000  5,147
 7 1/2%, 5/1/37  Baa  8,000  8,706
  13,853
TOTAL RETAIL & WHOLESALE   36,355
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
TECHNOLOGY - 1.9%
COMPUTERS & OFFICE EQUIPMENT - 1.2%
Comdisco, Inc.:
 9 1/4%, 7/6/00  Baa $ 2,000 $ 2,153
 6 3/8%, 11/30/01  Baa  16,000  16,074
  18,227
ELECTRONICS - 0.7%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  10,830  11,055
TOTAL TECHNOLOGY   29,282
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa  2,000  2,165

RAILROADS - 1.0%
Burlington Northern Santa Fe Corp.
6.53%, 7/15/37  Baa  15,000  15,146
TOTAL TRANSPORTATION   17,311
UTILITIES - 4.3%
CELLULAR - 1.1%
360 Degrees Communications Co.:
 7 1/8%, 3/1/03  Ba1  11,530  11,674
 7 1/2%, 3/1/06  Ba1  5,000  5,131
  16,805
ELECTRIC UTILITY - 0.7%
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14  Aa2  2,620  2,915
DR Investment UK PLC yankee
7.10%, 5/15/02 (c)  Baa  8,000  8,265
  11,180
GAS - 0.7%
Mitchell Energy & Development Corp.
8%, 7/15/99  Ba1  10,065  10,335
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 1.8%
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1 $ 3,068 $ 3,268
 8 7/8%, 1/15/06  Ba1  8,854  9,657
 7 3/4%, 4/1/07   Ba1  15,500  16,256
  29,181
TOTAL UTILITIES   67,501
TOTAL NONCONVERTIBLE BONDS
(Cost $537,516)   600,497
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 34.5%
U.S. TREASURY OBLIGATIONS - 28.7%
5 1/2%, 12/31/00  Aaa  14,200  14,105
6.375%, 3/31/01  Aaa  97,000  98,849
6.625%, 6/30/01  Aaa  21,235  21,836
11 7/8%, 11/15/03  Aaa  51,305  66,841
12 3/8%, 5/15/04  Aaa  21,513  29,032
7%, 7/15/06  Aaa  109,225  117,195
12 3/4%, 11/15/10 (callable)  Aaa  12,460  17,775
12%, 8/15/13 (callable)  Aaa  1,600  2,344
9%, 11/15/18  Aaa  56,500  74,827
7 5/8%, 2/15/25  Aaa  8,200  9,686
  452,490
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.8%
Federal Home Loan Bank:
 7.18%, 4/21/04  Aaa  6,250  6,627
 7.36%, 7/1/04  Aaa  6,000  6,418
 7.46%, 9/9/04  Aaa  1,500  1,613
 7.87%, 10/20/04  Aaa  7,000  7,727
 8%, 1/26/05  Aaa  6,570  7,267
 7.59%, 3/10/05  Aaa  7,850  8,505
Federal Home Loan Mortgage Corporation
8.115%, 1/31/05  Aaa  2,100  2,339
Federal National Mortgage Association
6.72%, 8/1/05  Aaa  6,830  7,045
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Financing Corporation stripped principal
0%, 3/7/05  Aaa $ 11,375 $ 7,269
Guaranteed Export Trust Certificates
(assets of Trust guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  321  323
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
  6 3/8%, 8/15/01  Aaa  3,588  3,643
  0%, 11/15/01  Aaa  1,910  1,511
  8%, 11/15/01  Aaa  3,000  3,220
  6 5/8%, 8/15/03  Aaa  9,530  9,838
  5 5/8%, 9/15/03  Aaa  8,820  8,674
  5.89%, 8/15/05  Aaa  6,750  6,659
U.S. Department of Housing and Urban
Development government guaranteed
participation certificates Series 1995-A,
8.24%, 8/1/04  Aaa  2,800  3,118
  91,796
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $530,172)   544,286
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 17.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.2%
7%, 5/1/01 to 7/1/01  Aaa  2,748  2,786
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.1%
5 1/2%, 2/1/11 to 8/1/12  Aaa  23,493  22,700
6%, 5/1/01 to 5/1/26  Aaa  45,828  45,140
6 1/2%, 5/1/03 to 2/1/26  Aaa  40,780  40,332
7%, 7/1/25 to 9/1/27  Aaa  99,226  99,577
7 1/2%, 3/1/27 to 10/1/27  Aaa  634  647
8%, 10/1/23 to 7/1/25  Aaa  5,702  5,924
9 1/2%, 1/1/17 to 2/1/25  Aaa  7,068  7,625
12 1/2%, 7/1/11 to 7/1/15  Aaa  418  490
  222,435
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.7%
6%, 10/15/08 to 5/15/09  Aaa $ 7,108 $ 7,053
8%, 6/15/25 to 10/15/25  Aaa  1,789  1,858
9%, 4/15/16 to 11/15/26  Aaa  27,574  29,558
10%, 11/15/09 to 9/15/25  Aaa  3,905  4,336
  42,805
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $310,930)   268,026
COMMERCIAL MORTGAGE SECURITIES - 1.6%
BKB Commercial Mortgage Trust
Series 1997-C1 Class A-1, 6 7/8%,
2/25/43 (c)  AAA  7,474  7,463
Equitable Life Assurance Society of the
United States (The):
 Series 174 Class B1, 7.33%, 5/15/06 (c)  Aa2  3,400  3,598
  Series 1996-1 Class C1, 7.52%, 5/15/06 (c)  A2  3,500  3,725
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/26 (c)  AAA  945  948
Resolution Trust Corp. Series 1995-C1 Class A-4A,
6 1/4%, 2/25/27  Aaa  26  26
Structured Asset Securities Corp. sequential pay:
Series 1993-C1 Class A-1A,
 6.60%, 10/25/24  AA+  114  114
 Series 1995-C4 Class A-1A,
 6.90%, 6/25/26  AAA  496  494
 Series 1996 Class A-2A,
 7 3/4%, 2/25/28  AAA  6,533  6,639
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (c)  Aaa  2,303  2,331
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $24,811)   25,338
FOREIGN GOVERNMENT OBLIGATIONS (D) - 1.5%
Alberta Province yankee 9 1/4%, 4/1/00  Aa2  6,775  7,268
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2  2,150  2,230
Israeli State yankee 6 3/8%, 12/15/05  A3  7,000  6,871
Manitoba Province yankee 6 7/8%, 9/15/02  A1  3,000  3,087
FOREIGN GOVERNMENT OBLIGATIONS (D) - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
Mexico Value recovery rights
6/30/03 discount A  - $ 1 $ -
Quebec Province yankee 7.22%, 7/22/36 (b)  A2  5,000  5,294
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $24,048)   24,750
SUPRANATIONAL OBLIGATIONS - 1.8%
African Development Bank 7 3/4%, 12/15/01  Aa1  12,150  12,816
Inter American Development Bank yankee
6.29%, 7/16/27  Aaa  15,000  15,433
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $27,481)   28,249
CERTIFICATES OF DEPOSIT - 0.3%
Canadian Imperial Bank of Commerce (NY Branch)
yankee 6.20%, 8/1/00 (Cost $5,007)  Aa3  5,000  5,002
CASH EQUIVALENTS - 5.2%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated
10/31/97 due 11/3/97:
 at 5.60%  $ 7,308  7,305
  at 5.68%   74,378  74,343
TOTAL CASH EQUIVALENTS
(Cost $81,648)   81,648
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,541,613)  $ 1,577,796
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $56,917,000 or 3.6% of net assets.
4. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 72.2% AAA, AA, A 69.3%
Baa 15.5% BBB  24.2%
Ba 5.8% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $1,542,607,000. Net unrealized appreciation aggregated $35,189,000, of which $38,667,000 related to appreciated investment securities and $3,478,000 related to depreciated investment securities.
At April 30,1997, the fund had a capital loss carryforward of approximately $25,435,000 of which $14,238,000 and $11,197,000 will expire on April 30, 2004 and 2005, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 1998 approximately $4,350,000 of losses recognized during the period November 1, 1996 to April 30, 1997.
At April 30, 1997, the fund was required to defer approximately $181,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                                 $ 1,577,796
AGREEMENTS OF $81,648) (COST $1,541,613) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                           39,427

INTEREST RECEIVABLE                                                                       26,075

 TOTAL ASSETS                                                                             1,643,298

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                             $ 40,468

PAYABLE FOR FUND SHARES REDEEMED                                               2,729

DISTRIBUTIONS PAYABLE                                                          658

ACCRUED MANAGEMENT FEE                                                         563

OTHER PAYABLES AND ACCRUED EXPENSES                                            226

 TOTAL LIABILITIES                                                                        44,644

NET ASSETS                                                                               $ 1,598,654

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                          $ 1,588,149

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                          (4,656)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                     (21,022)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                 36,183
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 220,218 SHARES OUTSTANDING                                               $ 1,598,654

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                                  $7.26
SHARE ($1,598,654 (DIVIDED BY) 220,218 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 52,927
INTEREST

EXPENSES

MANAGEMENT FEE                                                       $ 3,282

TRANSFER AGENT FEES                                                   1,760

ACCOUNTING FEES AND EXPENSES                                          208

NON-INTERESTED TRUSTEES' COMPENSATION                                 4

CUSTODIAN FEES AND EXPENSES                                           38

REGISTRATION FEES                                                     30

AUDIT                                                                 25

LEGAL                                                                 7

 TOTAL EXPENSES BEFORE REDUCTIONS                                     5,354

 EXPENSE REDUCTIONS                                                   (56)      5,298

NET INVESTMENT INCOME                                                           47,629

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                10,038

 FOREIGN CURRENCY TRANSACTIONS                                        50        10,088

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                39,236

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                         (50)      39,186

NET GAIN (LOSS)                                                                 49,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 96,903
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS ENDED    YEAR ENDED
                                                            OCTOBER 31, 1997    APRIL 30,
                                                            (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 47,629            $ 92,556
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    10,088              (15,555)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        39,186              11,400

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             96,903              88,401
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (47,391)            (92,525)

SHARE TRANSACTIONS                                           339,096             607,781
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               43,339              82,452

 COST OF SHARES REDEEMED                                     (275,060)           (601,991)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             107,375             88,242
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    156,887             84,118

NET ASSETS

 BEGINNING OF PERIOD                                         1,441,767           1,357,649

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET    $ 1,598,654         $ 1,441,767
INVESTMENT INCOME OF $4,656 AND $4,894, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        47,353              86,172

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     6,051               11,687

 REDEEMED                                                    (38,475)            (85,325)

 NET INCREASE (DECREASE)                                     14,929              12,534




 FINANCIAL HIGHLIGHTS   SIX MONTHS ENDED    YEARS ENDED APRIL 30,
                        OCTOBER 31, 1997

                        (UNAUDITED)         1997                    1996   1995   1994 E   1993




SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                                $ 7.020      $ 7.040   $ 7.010   $ 7.300   $ 7.570   $
7.070

INCOME FROM INVESTMENT OPERATIONS                                    .227 D       .460 D    .484      .464      .522
 .570
NET INVESTMENT INCOME


 NET REALIZED AND UNREALIZED GAIN (LOSS)                             .239         (.020)    .047      (.147)    (.254)
 .499

 TOTAL FROM INVESTMENT OPERATIONS                                    .466         .440      .531      .317      .268
1.069




LESS DISTRIBUTIONS


 FROM NET INVESTMENT INCOME                                          (.226)       (.460)    (.471)    (.487)    (.525)
(.569)

 IN EXCESS OF NET INVESTMENT INCOME                                  -            -         -         -         (.013)    -


 FROM NET REALIZED GAIN                                              -            -         -         (.120)    -         -


 IN EXCESS OF NET REALIZED GAIN                                      -            -         (.030)    -         -         -


 TOTAL DISTRIBUTIONS                                                 (.226)       (.460)    (.501)    (.607)    (.538)
(.569)

NET ASSET VALUE, END OF PERIOD                                      $ 7.260      $ 7.020   $ 7.040   $ 7.010   $ 7.300   $
7.570

TOTAL RETURN B, C                                                    6.73%        6.42%     7.62%     4.63%     3.35%
15.63%

RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (IN MILLIONS)                             $ 1,599      $ 1,442   $ 1,358   $ 1,087   $ 943     $
1,018

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .71% A       .76%      .77%      .75%      .74%
 .68%

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .70% A, F    .75% F    .76%      .75%      .74%
 .68%
                                                                                           F


RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 6.32% A      6.53%     6.58%     7.00%     6.94%
7.74%

PORTFOLIO TURNOVER RATE                                              155% A       120%      134%      90%       61%
74%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997 (Unaudited)




6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Investment Grade Bond Fund (the fund) is a fund of Fidelity Fixed Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,186,768,000 and $1,117,067,000, respectively, of which U.S. government and government agency obligations aggregated $966,974,000 and $916,746,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
10. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $5,000 and $51,000, respectively, under these arrangements. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin Grant, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox  *
Phyllis Burke Davis  *
Robert M. Gates  *
Edward C. Johnson 3d
E. Bradley Jones  *
Donald J. Kirk  *
Peter S. Lynch
Marvin L. Mann  *
William O. McCoy  *
Gerald C. McDonough  *
Robert C. Pozen
Thomas R. Williams  *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)SPARTAN

HIGH INCOME
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              7    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   31   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  35   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 6   PAST 1   PAST 5   LIFE OF
                                        MONTHS   YEAR     YEARS    FUND

SPARTAN HIGH INCOME                     11.53%   16.27%   97.54%   213.61%

MERRILL LYNCH HIGH YIELD MASTER INDEX   8.34%    13.82%   75.42%   158.57%

HIGH CURRENT YIELD FUNDS AVERAGE        9.65%    14.46%   72.92%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 29, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 203 mutual funds. These benchmarks include reinvested dividends and capital gains.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997          PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

SPARTAN HIGH INCOME                     16.27%   14.59%   17.26%

MERRILL LYNCH HIGH YIELD MASTER INDEX   13.82%   11.90%   14.15%

HIGH CURRENT YIELD FUNDS AVERAGE        14.46%   11.54%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971114 153940 S00000000000001
             Spartan High Income         ML High Yield Master
             00455                       ML002
  1990/08/29      10000.00                    10000.00
  1990/08/31      10064.99                     9977.19
  1990/09/30       9729.40                     9543.27
  1990/10/31       9550.63                     9300.42
  1990/11/30       9776.03                     9379.20
  1990/12/31       9943.86                     9514.35
  1991/01/31      10104.29                     9648.85
  1991/02/28      10720.43                    10365.01
  1991/03/31      11246.93                    10810.67
  1991/04/30      11533.41                    11195.65
  1991/05/31      11681.60                    11250.32
  1991/06/30      11977.15                    11476.64
  1991/07/31      12368.43                    11751.63
  1991/08/31      12468.01                    11998.63
  1991/09/30      12639.75                    12151.45
  1991/10/31      13107.55                    12512.54
  1991/11/30      13259.88                    12657.07
  1991/12/31      13358.94                    12804.11
  1992/01/31      13966.03                    13251.78
  1992/02/29      14480.19                    13580.89
  1992/03/31      14853.43                    13770.39
  1992/04/30      14965.58                    13870.61
  1992/05/31      15143.52                    14091.86
  1992/06/30      15367.69                    14266.95
  1992/07/31      15662.69                    14556.01
  1992/08/31      15936.82                    14748.72
  1992/09/30      16107.59                    14916.77
  1992/10/31      15875.43                    14728.37
  1992/11/30      16009.54                    14936.95
  1992/12/31      16231.34                    15129.28
  1993/01/31      16632.02                    15501.83
  1993/02/28      16980.76                    15795.25
  1993/03/31      17401.26                    16069.10
  1993/04/30      17503.26                    16184.44
  1993/05/31      17715.25                    16402.30
  1993/06/30      18326.62                    16710.46
  1993/07/31      18566.28                    16890.08
  1993/08/31      18721.76                    17051.09
  1993/09/30      18784.48                    17135.22
  1993/10/31      19196.15                    17458.00
  1993/11/30      19487.94                    17553.48
  1993/12/31      19780.16                    17729.01
  1994/01/31      20449.02                    18117.54
  1994/02/28      20445.44                    17987.24
  1994/03/31      19949.27                    17401.09
  1994/04/30      19726.67                    17197.75
  1994/05/31      19808.03                    17136.47
  1994/06/30      19804.44                    17199.55
  1994/07/31      19827.53                    17320.45
  1994/08/31      19829.75                    17440.76
  1994/09/30      19987.50                    17434.16
  1994/10/31      20100.14                    17478.46
  1994/11/30      20036.21                    17329.78
  1994/12/31      20414.43                    17522.55
  1995/01/31      20555.12                    17770.15
  1995/02/28      21041.83                    18324.59
  1995/03/31      21364.77                    18579.61
  1995/04/30      21911.37                    19014.63
  1995/05/31      22334.87                    19608.69
  1995/06/30      22626.41                    19758.46
  1995/07/31      23061.97                    19984.34
  1995/08/31      23348.25                    20105.63
  1995/09/30      23554.89                    20335.66
  1995/10/31      23902.63                    20479.81
  1995/11/30      23793.51                    20679.72
  1995/12/31      24197.51                    21011.67
  1996/01/31      24967.11                    21343.51
  1996/02/29      25192.88                    21375.65
  1996/03/31      25179.73                    21317.59
  1996/04/30      25429.54                    21327.25
  1996/05/31      25723.43                    21481.06
  1996/06/30      25702.18                    21610.10
  1996/07/31      25657.68                    21756.81
  1996/08/31      26078.96                    21981.49
  1996/09/30      26811.27                    22453.12
  1996/10/31      26972.74                    22699.19
  1996/11/30      27347.86                    23158.10
  1996/12/31      27624.63                    23336.30
  1997/01/31      27967.02                    23515.64
  1997/02/28      28531.85                    23845.52
  1997/03/31      27892.60                    23580.68
  1997/04/30      28118.21                    23849.06
  1997/05/31      29091.95                    24323.58
  1997/06/30      29615.37                    24700.11
  1997/07/31      30569.24                    25292.86
  1997/08/31      30709.39                    25235.95
  1997/09/30      31712.29                    25666.82
  1997/10/31      31361.95                    25837.16
IMATRL PRASUN   SHR__CHT 19971031 19971114 153944 R00000000000090
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan High Income Fund on August 29, 1990, when the fund started. As the chart shows, by October 31, 1997, the value of your investment would have grown to $31,357 - a 213.57% increase on your initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $25,857 - a 158.57% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES,
FOR EXAMPLE, GENERALLY MOVE
IN THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL YOUR
SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            SIX MONTHS          YEARS ENDED APRIL 30,
            ENDED
            OCTOBER 31,


                              1997     1997     1996     1995     1994     1993

DIVIDEND RETURN               4.28%    8.76%    10.66%   9.46%    8.94%    10.88%

CAPITAL APPRECIATION RETURN    7.25%    1.81%    5.39%    1.61%    3.75%    6.07%

TOTAL RETURN                  11.53%   10.57%   16.05%   11.07%   12.69%   16.95%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1997    PAST 1        PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE               7.12(CENTS)   51.33(CENTS)   103.82(CENTS)

ANNUALIZED DIVIDEND RATE          6.20%         7.78%          8.08%

30-DAY ANNUALIZED YIELD           7.99%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $13.52 over the past one month, $13.09 over the past six months and $12.85 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Tom Soviero, Portfolio Manager of Spartan High
Income Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. The fund performed quite well, outpacing both its peer group and the high-yield market as a whole. For the six-month period that ended October 31, 1997, the fund generated a return of 11.53%. The fund's performance compared favorably to that of its competitors. The high current yield funds average returned 9.65%, according to Lipper Analytical Services. To gauge how the fund did relative to the overall high-yield market, the Merrill Lynch High Yield Master Index returned 8.34% for the same six-month period. For the year that ended October, 31, 1997, the fund returned 16.27%, while the peer group and Merrill Lynch index had returns of 14.46% and 13.82%, respectively.
Q. THE HIGH-YIELD MARKET ENJOYED GAINS OVER THE PAST SIX MONTHS. WHAT WERE SOME OF THE FACTORS THAT FUELED ITS RISE?
A. There were several factors contributing to the market's strong performance. First, the U.S. economy remained strong, which kept the default rate below its long-term average. Second, the capital markets in general remained "friendly" - meaning that high-yield companies had easy access to both the debt and equity markets to fund their growth and refinance debt. Meanwhile, demand for high-yield securities remained strong, readily absorbing the more than $100 billion in new high-yield bonds that have been issued so far in 1997. Granted, the high-yield market suffered along with the stock market when currency and economic problems in Southeast Asia roiled the global markets. However, the high-yield market proved to have less downside volatility than stocks during that period.
Q. TURNING TO THE FUND, WHAT HELPED IT BEAT THE INDEX AND THE AVERAGE OVER THE PAST SIX MONTHS?
A. Good security selection generally had the most positive influence on performance, with many of the fund's largest holdings in the cable, telecommunications and broadcasting industries among its best performers over the past six months. Some of the fund's biggest winners were Cablevision Systems, Time Warner, Nextel and Echostar. Cablevision, which provides cable services, has successfully embarked on a unique growth and debt-reduction plan. Media and entertainment giant Time Warner continued to post double-digit cash-flow gains. Better cash flow is important because it enables a company to service its debt obligation. Echostar - a direct satellite broadcasting company - largely was boosted by market share gains. Nextel - a provider of wireless communication services and related equipment - saw its bonds rise with rapid subscriber growth. In addition, the fund had little exposure to individual high-yield securities that experienced major problems during the period. As always, one of the keys to the fund's outperformance was avoiding credit "mistakes."
Q. ASIDE FROM THE CABLE AND TELECOMMUNICATIONS INDUSTRIES, WHAT WERE SOME OF THE FUND'S OTHER WINNERS?
A. Allied Waste, which provides solid-waste management services, was one. The company reaped the benefits of its streamlining strategies by increasing its cash flow and lowering its debt. Another was NEXTLINK, one of several competitive local exchange carriers (CLECs) - a low-cost provider of phone services to small- and medium-sized businesses - was also a winner during this period as the company successfully completed an initial public offering of stock that provided another way for the company to raise funds for future growth.
Q. WHAT DETRACTED FROM PERFORMANCE?
A. During the period the overall default rate increased somewhat, as high-profile companies such as Bruno's, Levitt's, Payless Cashways and Speedy Muffler ran into problems. Fortunately, I avoided investing in these securities and my disappointments were limited to the fund's investments in supermarket chain Grand Union. The company experienced even more margin pressure than I had expected, which led to a substantial drop in its cash flow. I decided to cut my losses by selling the fund's holdings in Grand Union.
Q. WHERE DID YOU FIND OPPORTUNITIES DURING THE PERIOD?
A. I increased the fund's holdings in cable company Adelphia Communications. The company appears to be serious about reducing its debt and owns a majority interest in Hyperion Telecommunications, a CLEC that I believe could prove to be very valuable over the next few years. Furthermore, Adelphia experienced good cash flow and subscriber growth. Another attractive broadcaster was television station operator Granite Broadcasting. Because the company's affiliates are associated with a mix of networks including ABC, CBS, NBC and WB, its fortunes aren't overly reliant on the prospects of one network. In addition to being well-diversified across network affiliates, it also has decent geographical diversification.
Q. WHAT'S YOUR OUTLOOK FOR THE HIGH-YIELD MARKET AND WHAT'S AHEAD FOR
THE FUND?
A. I'm cautiously optimistic. I think a currency free-fall in Southeast Asia that occurred late in the period ultimately may translate into a slowing U.S. economy and some pricing pressures in basic materials such as steel and paper that are produced at lower costs in these countries. Toward the end of the period, I began to look for relatively higher-quality securities that I think could weather an economic slowdown better than other, lower-quality securities. But, because the high-yield market is so large and new deals come to market every day, I believe there are still plenty of opportunities available. I generally have two dollars worth of ideas for every dollar in the fund. I'm comfortable that the fund owns solid core holdings, and I believe that it's just a matter of time before the market recognizes the improving business prospects of these companies.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

TOM SOVIERO ON THE ROLE OF
PREFERRED STOCKS:
"At the end of the period, the fund
had roughly 21% of its investments
in preferred stocks. These are stocks
that pay dividends at a specified rate,
and whose holders have preference
over shareholders who have common
stocks as far as the payment of
scheduled dividends and the
repayment of principal should
the company go out of business
and liquidate its assets. However,
holders of preferred stocks do not
have voting rights. The preferred
stocks the fund owns are issued by
high-yield companies and, as such,
carry significant yields of anywhere
from 9% to almost 15%. Even though
they are classified as stocks,
preferreds act very much like
high-yield bonds. Not only are they
traded at high-yield trading desks
across Wall Street, but they also
tend to mimic the performance of the
high-yield bond market, rather than
the performance of the stock
market.
"It is worth noting that two of the
fund's largest preferred stock
positions - Time Warner and
Cablevision Systems - are rated
BB+ and BB-, respectively, as
judged by Standard & Poor's.
That means they have higher
credit ratings than most of the
high-yield market. Whether it is
a preferred stock or a high-yield
bond, I focus on individual company
fundamentals when determining
the amount of risks associated
with any particular security."
FUND FACTS
GOAL: high current income
by investing mainly in
high-yielding debt securities
with an emphasis on
lower-quality securities
FUND NUMBER: 455
TRADING SYMBOL: SPHIX
START DATE: August 29, 1990
SIZE: as of October 31, 1997,
more than $2.3 billion
MANAGER: Tom Soviero, since
1996; also manages
institutional funds; joined
Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF OCTOBER 31, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)   % OF FUND'S    % OF FUND'S INVESTMENTS
                                          INVESTMENTS    IN THESE HOLDINGS
                                                         6 MONTHS AGO

CABLEVISION SYSTEM CORP.                  3.5            3.1

PATHMARK STORES, INC.                     3.5            2.9

TIME WARNER, INC.                         3.0            3.2

NEXTEL COMMUNICATIONS CORP.               2.8            -

US AIR, INC.                              2.5            3.0


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

MEDIA & LEISURE      32.9           29.7

UTILITIES            15.9           10.0

RETAIL & WHOLESALE   9.3            10.9

FINANCE              7.2            6.1

BASIC INDUSTRIES     4.4            8.3

QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1997
(MOODY'S RATINGS)   %    % OF FUND'S INVESTMENTS
                    O    6 MONTHS AGO
                    F
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

AAA, AA, A          0    0.0
                    .
                    0

BAA                 1    0.5
                    .
                    4

BA                  9    11.6
                    .
                    6

B                   4    42.3
                    4
                    .
                    2

CAA, CA, C          8    10.2
                    .
                    6

NOT RATED           4    4.9
                    .
                    7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997 * AS OF APRIL 30, 1997 **


NONCONVERTIBLE
BONDS  65.1%
CONVERTIBLE BONDS,
PREFERRED STOCKS 24.0%
COMMON STOCKS 5.9%
SHORT-TERM
INVESTMENTS 4.5%
OTHER 0.5%
FOREIGN
INVESTMENTS 6.5%
NONCONVERTIBLE
BONDS  65.1%
CONVERTIBLE BONDS,
PREFERRED STOCKS 21.1%
COMMON STOCKS 8.1%
SHORT-TERM
INVESTMENTS 4.9%
OTHER 0.8%
FOREIGN
INVESTMENTS 12.1%
ROW: 1, COL: 1, VALUE: 1.5
ROW: 1, COL: 2, VALUE: 4.5
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 24.1
ROW: 1, COL: 5, VALUE: 64.0
ROW: 1, COL: 1, VALUE: 1.8
ROW: 1, COL: 2, VALUE: 4.9
ROW: 1, COL: 3, VALUE: 8.1
ROW: 1, COL: 4, VALUE: 21.1
ROW: 1, COL: 5, VALUE: 39.0
ROW: 1, COL: 6, VALUE: 25.1

*
**
INVESTMENTS OCTOBER 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CORPORATE BONDS - 68.0%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
CONVERTIBLE BONDS - 2.9%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.1%
Huntingdon International Holdings PLC euro
7 1/2%, 9/25/06  - $ 2,600 $ 2,028
HEALTH - 0.6%
DRUGS & PHARMACEUTICALS - 0.6%
IVAX Corp. 6 1/2%, 11/15/01 (g)  -  16,030  13,946
MEDICAL FACILITIES MANAGEMENT - 0.0%
Physicians Resource Group, Inc.
6%, 12/1/01 (g)  B3  660  531
TOTAL HEALTH   14,477
MEDIA & LEISURE - 0.2%
BROADCASTING - 0.2%
International Cabletel, Inc.:
7%, 6/15/08 (g)  Caa1  2,890  2,774
 7%, 6/15/08  Caa  3,500  3,413
  6,187
RETAIL & WHOLESALE - 1.8%
APPAREL STORES - 0.8%
Saks Holdings, Inc. 5 1/2%, 9/15/06  B2  21,030  17,744
GENERAL MERCHANDISE STORES - 0.2%
General Host Corp. 8%, 2/15/02  Caa2  6,570  5,519
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Sunglass Hut International, Inc.:
5 1/4%, 6/15/03 (g)  B2  20,520  15,672
 5 1/4%, 6/15/03  -  4,570  3,490
  19,162
TOTAL RETAIL & WHOLESALE   42,425
SERVICES - 0.2%
Veterinary Centers of America, Inc.
5 1/4%, 5/1/06  -  6,490  5,095
TOTAL CONVERTIBLE BONDS   70,212
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - 65.1%
AEROSPACE & DEFENSE - 1.1%
AEROSPACE & DEFENSE - 0.4%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 1,810 $ 1,973
Argo-Tech Corp. 8 5/8%, 10/1/07 (g)  B3  5,180  5,180
United Defense Industries, Inc.
8 3/4%, 11/15/07 (g)  B3  2,820  2,820
  9,973
DEFENSE ELECTRONICS - 0.2%
Tracor, Inc. 8 1/2%, 3/1/07  B1  3,900  3,900
SHIP BUILDING & REPAIR - 0.5%
Newport News Shipbuilding, Inc.:
8 5/8%, 12/1/06  Ba2  4,240  4,410
 9 1/4%, 12/1/06  B1  8,360  8,694
  13,104
TOTAL AEROSPACE & DEFENSE   26,977
BASIC INDUSTRIES - 3.8%
CHEMICALS & PLASTICS - 1.8%
Burke Industries, Inc. 10%, 8/15/07 (g)  B2  1,090  1,126
Huntsman Corp. 9 1/2%, 7/1/07 (g)  B2  15,820  16,512
Sterling Chemicals Holdings, Inc.
11 3/4%, 8/15/06  B3  15,780  17,476
Sterling Chemicals, Inc. 11 1/4%, 4/1/07  B3  6,770  7,396
  42,510
PACKAGING & CONTAINERS - 0.2%
Huntsman Packaging Corp.
9 1/8%, 10/1/07 (g)  B2  2,230  2,286
U.S. Can Corp. 10 1/8%, 10/15/06  B1  1,460  1,533
  3,819
PAPER & FOREST PRODUCTS - 1.8%
Container Corp. of America gtd.:
9 3/4%, 4/1/03  B1  7,380  7,887
 11 1/4%, 5/1/04  B1  8,180  8,957
Omega Cabinets Ltd. 10 1/2%, 6/15/07 (g)  B3  3,200  3,344
SD Warren Co., Series B, 12%, 12/15/04  B1  16,290  18,246
Stone Container Corp. 11 7/8%, 8/1/16  B2  4,220  4,610
  43,044
TOTAL BASIC INDUSTRIES   89,373
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - 1.8%
BUILDING MATERIALS - 0.8%
Falcon Building Products, Inc.
0%, 6/15/07 (d)  B3 $ 6,400 $ 4,096
Insilco Corp. 10 1/4%, 8/15/07 (g)  B3  3,710  3,877
Nortek, Inc. 9 1/8%, 9/1/07 (g)  B1  11,120  11,092
  19,065
CONSTRUCTION - 0.2%
Greystone Homes, Inc. 10 3/4%, 3/1/04  Ba3  4,560  4,970
REAL ESTATE - 0.8%
Museum Towers LLC 15%, 11/7/01 (f)  -  10,000  10,000
Iron Mountain, Inc. 8 3/4%, 9/30/09 (g)  B3  9,320  9,390
  19,390
TOTAL CONSTRUCTION & REAL ESTATE   43,425
DURABLES - 1.4%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Aftermarket Technology Corp. 12%, 8/1/04  B3  725  805
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  380  399
Delco Remy International, Inc.
10 5/8%, 8/1/06 (g)  B2  6,840  7,285
United Auto Group, Inc. 11%, 7/15/07 (g)  B3  6,410  6,586
  15,075
HOME FURNISHINGS - 0.5%
Kinetic Concepts, Inc. 9 5/8%, 11/1/07 (g)  B3  12,940  12,989
TEXTILES & APPAREL - 0.3%
Dyersburg Corp. 9 3/4%, 9/1/07 (g)  B2  5,810  5,984
TOTAL DURABLES   34,048
ENERGY - 2.8%
COAL - 0.3%
Anker Coal Group, Inc.
9 3/4%, 10/1/07 (g)  B3  6,210  6,303
ENERGY SERVICES - 0.5%
DI Industries, Inc. 8 7/8%, 7/1/07  B1  280  287
Falcon Drilling, Inc. 12 1/2% 3/15/05  B3  8,900  10,102
  10,389
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 2.0%
Belden & Blake Corp. 9 7/8%, 6/15/07 (g)  B3 $ 7,400 $ 7,547
Chesapeake Energy Corp.:
7 7/8%, 3/15/04  Ba3  2,930  2,871
 8 1/2%, 3/15/12  Ba2  2,640  2,594
Cross Timbers Oil Co. 8 3/4%, 11/1/09 (g)  B2  3,690  3,681
Flores & Rucks, Inc. 9 3/4%, 10/1/06  B3  5,510  5,854
HS Resources, Inc. 9 1/4%, 11/15/06  B2  3,650  3,760
Petsec Energy, Inc. 9 1/2%, 6/15/07 (g)  B3  13,100  13,395
Southwest Royalties, Inc.
10 1/2%, 10/15/04 (g)  B3  2,250  2,228
Stone Energy Corp. 8 3/4%, 9/15/07 (g)  B2  6,380  6,340
  48,270
TOTAL ENERGY   64,962
FINANCE - 4.4%
ASSET-BACKED SECURITIES - 0.7%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  15,040  17,070
CREDIT & OTHER FINANCE - 2.6%
Aames Financial Corp. 9 1/8%, 11/1/03  Ba3  1,430  1,394
Advanced Accessory Systems LLC/AAC
Capital Corp. 9 3/4%, 10/1/07 (g)  B3  2,580  2,548
Delta Financial Corp. 9 1/2%, 8/1/04  B1  4,610  4,564
Digital Television Services LLC/ DTS Capital, Inc.
12 1/2%, 8/1/07 (g)  B3  9,450  10,159
GST Equipment Funding, Inc.
13 1/4%, 5/1/07 (g)  -  1,880  2,115
Greenpoint Capital Trust I 9.10%, 6/1/27  Ba1  27,610  29,109
Ocwen Capital Trust 10 7/8%, 8/1/27  B2  2,410  2,567
PTC International Finance BV
0%, 7/1/07 (d)(g)  B3  3,610  2,328
Unicco Services Co./ Unicco Finance Corp.
9 7/8%, 10/15/07 (g)  B3  6,520  6,455
  61,239
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
SAVINGS & LOANS - 1.1%
Bank UTD Corp. 8 7/8%, 5/1/07  Ba3 $ 6,410 $ 6,803
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba2  17,310  19,041
  25,844
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible 14%, 6/1/02 (g)  -  425  466
TOTAL FINANCE   104,619
HEALTH - 2.2%
DRUGS & PHARMACEUTICALS - 0.0%
Leiner Health Products, Inc.
9 5/8%, 7/1/07 (g)  B3  1,210  1,267
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07 (g)  B3  8,510  8,765
MEDICAL FACILITIES MANAGEMENT - 1.8%
Beverly Enterprises, Inc. 9%, 2/15/06  B1  12,630  12,883
Dynacare, Inc. yankee 10 3/4%, 1/15/06  B2  1,385  1,451
Integrated Health Services, Inc.:
9 1/2%, 9/15/07 (g)  B2  8,550  8,636
 9 1/4%, 1/15/08 (g)  B2  4,730  4,718
Unilab Corp. 11%, 4/1/06  Caa2  14,565  14,856
  42,544
TOTAL HEALTH   52,576
HOLDING COMPANIES - 0.2%
Gray Communications System, Inc.
10 5/8%, 10/1/06  B3  4,360  4,665
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
ELECTRICAL EQUIPMENT - 1.6%
Amphenol Corp. 9 7/8%, 5/15/07  B2  1,790  1,844
Echostar Communications Corp. secured discount
0%, 6/1/04 (d)  B2  37,808  33,744
L-3 Communications Corp.
10 3/8%, 5/1/07 (g)  B2  2,090  2,246
  37,834
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
GSI Group, Inc. 10 1/4%, 11/1/07 (g)  B2 $ 12,960 $ 13,122
Goss Graphic System, Inc. 12%, 10/15/06  B2  8,310  9,266
Roller Bearing Holdings, Inc.
0%, 6/15/09 (d)(g)  -  22,220  13,443
Terex Corp. 13.25%, 5/15/02 (e)  Caa  12,070  13,820
  49,651
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   87,485
MEDIA & LEISURE - 19.5%
BROADCASTING - 12.7%
ACME Television/ACME Financial Corp.
0%, 9/30/04 (d)(g)  B3  7,570  5,583
Adelphia Communications Corp.
9 7/8%, 3/1/07  B3  27,430  27,979
Benedek Communications Corp.
0%, 5/15/06 (d)  B-  19,965  14,075
CapStar Broadcasting Partners, Inc.
0%, 2/1/09 (d)  B3  1,950  1,365
Citadel Broadcasting Co.
10 1/4%, 7/1/07 (g)  B3  11,800  12,449
Comcast UK Cable Partners Ltd. 0%, 11/15/07 B2 12,110 9,446 Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  Caa1  12,190  9,752
Echostar DBS Corp. 12 1/2%, 7/1/02 (g)  Caa1  8,520  9,010
Fox Kids Worldwide, Inc. 0%, 11/1/07 (g)  B1  21,710  12,212
Frontiervision Holdings LP/Frontiervision
Holdings Capital Corp.
0%, 9/15/07 (d)(g)  Caa1  1,660  1,141
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3  9,240  9,517
Innova S de R L yankee 12 7/8%, 4/1/07  B2  25,395  25,649
International Cabletel, Inc.
0%, 2/1/06 (d)  B3  31,480  23,138
Iridium LLC/Iridium Capital Corp. :
11 1/4%, 7/15/05 (g)  B3  9,110  8,472
 14%, 7/15/05  B3  6,890  7,235
Panamsat Corp. 12 3/4%, 4/15/05 pay-in-kind  BBB+  27,743  33,153
Paxson Communications Corp.
11 5/8%, 10/1/02  B3  18,500  20,165
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Pegasus Communications Corp.
9 5/8%, 10/15/05 (g)  B3 $ 2,620 $ 2,627
SCI Television, Inc. secured 11%, 6/30/05  Ba1  30,246  31,456
TCI Communications Financing III
9.65%, 3/31/27  Ba3  5,490  6,051
Telemundo Group, Inc. 7%, 2/15/06 (e)  B1  13,485  13,350
Telewest PLC:
yankee 9 5/8%, 10/1/06  B1  2,560  2,624
 0%, 10/1/07 (d)  B1  21,740  16,142
  302,591
ENTERTAINMENT - 1.8%
Ameristar Casinos, Inc.
10 1/2%, 8/1/04 (g)  B3  5,240  5,083
Bally Total Fitness Holding Corp.
9 7/8%, 10/15/07 (g)  B3  12,280  12,157
Cinemark USA, Inc. 9 5/8%, 8/1/08  B2  7,060  7,272
Hollywood Theaters, Inc.
10 5/8%, 8/1/07 (g)  B3  4,170  4,379
Regal Cinemas, Inc. 8 1/2%, 10/1/07 (g)  B1  1,700  1,687
Town Sports International, Inc.
9 3/4%, 10/15/04 (g)  B2  5,410  5,437
Viacom, Inc. 8%, 7/7/06  B1  6,790  6,654
  42,669
LEISURE DURABLES & TOYS - 0.3%
E&S Holdings Corp. 10 3/8%, 10/1/06  B3  2,950  2,508
Hedstrom Corp. 10%, 6/1/07 (g)  B3  5,120  5,171
  7,679
LODGING & GAMING - 3.1%
Courtyard by Marriott II LP/Courtyard II Finance
Co., Series B, 10 3/4%, 2/1/08  B-  460  497
Griffin Gaming & Entertainment, Inc. secured
8.21%, 6/30/00 (h)  B3  11,473  11,503
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  4,550  4,664
HMH Properties, Inc. 8 7/8%, 7/15/07  Ba3  6,410  6,554
Horseshoe Gaming LLC 9 3/8%, 6/15/07 (g)  B3  2,210  2,265
KSL Recreation Group, Inc. 10 1/4%, 5/1/07  B3  2,400  2,532
Prime Hospitality Corp. 9 3/4%, 4/1/07  -  16,400  17,302
Red Roof Inns, Inc. 9 5/8%, 12/15/03  B2  12,820  13,012
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Sun International Hotels Ltd. /Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3 $ 10,780 $ 11,050
Wyndham Hotel Corp. 10 1/2%, 5/15/06  B2  3,460  3,927
  73,306
PUBLISHING - 0.7%
Garden State Newspapers, Inc.
8 3/4%,10/1/09 (g)  B1  4,737  4,713
Hollinger International Publishing, Inc.
9 1/4%, 3/15/07  B1  440  451
ITT Publimedia BV 9 3/8%, 9/15/07 (g)  B3  3,190  3,318
VON Hoffmann Press, Inc.
10 3/8%, 5/15/07 (g)  B3  6,780  7,255
  15,737
RESTAURANTS - 0.9%
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05  Ba3  11,010  11,615
SC International Services, Inc.
9 1/4%, 9/1/07 (g)  B2  9,480  9,670
  21,285
TOTAL MEDIA & LEISURE   463,267
NONDURABLES - 0.2%
AGRICULTURE - 0.2%
Windy Hill Pet Food, Inc. 9 3/4%, 5/15/07  B3  5,310  5,390
FOODS - 0.0%
Chiquita Brands International, Inc.
10 1/4%, 11/1/06  B1  640  693
TOTAL Nondurables   6,083
RETAIL & WHOLESALE - 6.9%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (b)(g)  -  3,081  116
Specialty Retailers, Inc. 9%, 7/15/07  B2  2,490  2,527
  2,643
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 1.4%
K mart Corp.:
12 1/2%, 3/1/05  Ba3 $ 7,830 $ 9,611
 7 3/4%, 10/1/12  Ba3  3,210  3,066
 7.95%, 2/1/23  Ba3  8,910  8,442
Parisian, Inc. 9 7/8%, 7/15/03  B1  11,567  12,203
  33,322
GROCERY STORES - 5.2%
Ameriserve Food Distribution, Inc.
10 1/8%, 7/15/07 (g)  B3  4,790  4,946
Di Giorgio Corp. 10%, 6/15/07  B3  6,560  6,412
Fleming Companies, Inc.
10 5/8%, 7/31/07 (g)  B3  7,280  7,680
Pathmark Stores, Inc.:
12 5/8%, 6/15/02  Caa1  5,000  5,025
 9 5/8%, 5/1/03  B3  24,120  22,733
 0%, 11/1/03 (d)  Caa2  79,486  54,448
Star Markets, Inc. 13%, 11/1/04  B3  11,470  12,961
Supermercados Norte 10 7/8%, 2/9/04  B1  9,000  8,640
  122,845
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Zale Corp. 8 1/2%, 10/1/07 (g)  Ba3  4,820  4,712
TOTAL RETAIL & WHOLESALE   163,522
SERVICES - 2.5%
LEASING & RENTAL - 0.7%
Hollywood Entertainment Corp.
10 5/8%, 8/15/04  B2  15,840  16,077
PRINTING - 0.7%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa1  15,620  15,776
SERVICES - 1.1%
Borg Warner Security Corp. 9 1/8%, 5/1/03  B3  7,750  7,886
Orion Network Systems, Inc.
0%, 1/15/07 (d)  B2  15,350  11,167
Signature Resorts, Inc. 9 3/4%, 10/1/07 (g)  B3  7,590  7,666
  26,719
TOTAL SERVICES   58,572
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 1.5%
COMMUNICATIONS EQUIPMENT - 0.3%
Intermedia Communications, Inc.
0%, 7/15/07 (d)  B2 $ 3,150 $ 2,063
Jordan Telecommunication Products, Inc.
9 7/8%, 8/1/07 (g)  B3  5,030  5,080
  7,143
COMPUTER SERVICES & SOFTWARE - 0.6%
Anacomp, Inc. 10 7/8%, 4/1/04  B-  4,800  4,956
DecisionOne Corp. 9 3/4%, 8/1/07  B3  3,340  3,415
DecisionOne Holdings Corp.
0%, 8/1/08 unit (d)  Caa1  1,570  989
Interact Systems, Inc. 0%, 8/1/03 (d)  -  10,300  4,120
  13,480
ELECTRONICS - 0.6%
Fairchild Semiconductor Corp.:
10 1/8%, 3/15/07  B2  3,980  4,199
 11.74%, 3/15/08 pay-in-kind (f)  -  5,398  5,371
Viasystems, Inc. 9 3/4%, 6/1/07 (g)  B3  4,960  5,072
  14,642
TOTAL TECHNOLOGY   35,265
TRANSPORTATION - 3.1%
AIR TRANSPORTATION - 2.5%
US Air, Inc.:
10.35%, 1/1/98  B1  489  493
 9 5/8%, 2/1/01  B3  18,510  19,112
 10%, 7/1/03  B3  20,430  21,094
 pass through trust:
 8 5/8%, 9/1/98  B1  6,445  6,509
  9 5/8%, 9/1/03  B1  5,090  5,357
  10 3/8%, 3/1/13  B1  4,810  5,267
  57,832
RAILROADS - 0.4%
TFM SA de CV 0%, 6/15/09 (d)(g)  B2  16,325  10,203
TRUCKING & FREIGHT - 0.2%
Allied Holdings, Inc. 8 5/8%, 10/1/07 (g)  B1  5,280  5,386
TOTAL TRANSPORTATION   73,421
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 10.0%
CELLULAR - 5.4%
Clearnet Communications, Inc. yankee
0%, 12/15/05 (d)  B3 $ 26,360 $ 19,375
ESAT Holdings Ltd. 0%, 2/1/07 (d)  Caa2  3,900  2,691
McCaw International Ltd. 0%, 4/15/07 (d) CCC 66,840 38,767 Metrocall, Inc. 9 3/4%, 11/1/07 (g) B3 5,620 5,550
Millicom International Cellular SA
0%, 6/1/06 (d)  B3  32,030  24,023
Mobile Telecommunications Technologies Corp.
13 1/2%, 12/15/02  B3  14,850  16,595
Paging Network Do Brasil SA
13 1/2%, 6/6/05 (g)  -  9,060  8,607
Price Communications Cellular Holdings, Inc.
0%, 8/1/07 unit (d)(g)  Caa1  7,260  4,175
Rogers Communications, Inc. 8 7/8%, 7/15/07  B2  5,790  5,732
Telesystem International Wireless, Inc.
0%, 6/30/07 (d)(g)  Caa1  5,190  3,112
  128,627
ELECTRIC UTILITY - 1.8%
AES Corp.:
8 3/8%, 8/15/07  Ba1  2,850  2,779
 8 1/2%, 11/1/07 (g)  Ba1  12,990  12,730
Calpine Corp. 8 3/4%, 7/15/07 (g)  Ba3  5,410  5,491
El Paso Electric Co. 1st Mtg. 9.40%, 5/1/11  Ba3  7,710  8,520
Niagara Mohawk Power Corp. 8 3/4%, 4/1/22  Ba3  13,170  13,885
  43,405
TELEPHONE SERVICES - 2.8%
GCI, Inc. 9 3/4%, 8/1/07  B2  2,810  2,866
Hermes Europe Railtel BV
11 1/2%, 8/15/07 (g)  B3  3,230  3,480
Hyperion Telecommunicaitons, Inc.
12 1/4%, 9/1/04 (g)  -  4,600  4,876
ICG Holdings, Inc. 0%, 9/15/05 (d)  -  9,850  7,806
McLeodUSA, Inc. 0%, 3/1/07 (d)  B3  24,350  16,832
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  8,020  8,090
Telegroup, Inc. 0%, 11/1/04 (d)(g)  -  2,060  1,524
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Winstar Communications, Inc.:
0%, 10/15/05 (d)  Caa1 $ 9,850 $ 6,994
 14 1/2%, 10/15/05  CCC+  10,610  12,308
  64,776
TOTAL UTILITIES   236,808
TOTAL NONCONVERTIBLE BONDS   1,545,068
TOTAL CORPORATE BONDS
(Cost $1,559,598)   1,615,280
COMMERCIAL MORTGAGE SECURITIES - 0.5%
Structured Asset Securities Corp. Series 1996-CFL
Class G, 7 3/4%, 2/25/28 (g)
(Cost $9,738)  -  12,040  10,719
COMMON STOCKS - 5.9%
 SHARES
AEROSPACE & DEFENSE - 0.2%
DEFENSE ELECTRONICS - 0.2%
Tracor, Inc. (a)  205,000  5,484
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc. (Trivest/Winston) (a)(f)  39,687  562
Trivest 1992 Special Fund Ltd.   13.6(i)  1,613
  2,175
PACKAGING & CONTAINERS - 0.3%
Crown Packaging Holdings Ltd. warrants 10/15/03 (a)  4,576  1
Gaylord Container Corp. Class A (a)  1,103,800  7,312
  7,313
TOTAL BASIC INDUSTRIES   9,488
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
American Standard Companies, Inc.   100,000 $ 3,575
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Avalon Properties, Inc.   17,700  520
TOTAL CONSTRUCTION & REAL ESTATE   4,095
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Freuhauf Trailer Corp. warrants 5/4/02 (a)(f)  1,125,000  -
HOME FURNISHINGS - 0.0%
Polyvision Corp. (a)  37,283  31
TEXTILES & APPAREL - 0.2%
Arena Brands Holdings Corp. Class B (a)  143,778  5,807
Hat Brands, Inc. Class I unit (a)(f)  1,500,000  -
  5,807
TOTAL DURABLES   5,838
ENERGY - 0.3%
OIL & GAS - 0.3%
Chesapeake Energy Corp.   100,000  981
Gulf Canada Resources Ltd. (a)  143,000  1,178
Pioneer Natural Resources Co.   100,000  4,006
  6,165
FINANCE - 0.9%
INSURANCE - 0.9%
American Financial Group, Inc.   550,000  20,934
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (g)  5,400  539
TOTAL FINANCE   21,473
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
POLLUTION CONTROL - 0.5%
Allied Waste Industries, Inc. (a)  200,000  4,075
Waste Management, Inc.  300,000  7,013
  11,088
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 1.9%
BROADCASTING - 0.6%
American Radio Systems Corp. Class A  89,800 $ 4,378
Chancellor Trust Class I unit (a)(f)  74  6,572
Paxson Communications Corp. (a)  301,000  3,386
Telewest Communications PLC sponsored ADR  25,000  316
  14,652
LODGING & GAMING - 0.9%
Bally Gaming International, Inc.
warrants 7/29/98 (a)  225,000  197
Prime Hospitality Corp. (a)  558,100  11,371
Showboat, Inc.   424,600  8,439
  20,007
PUBLISHING - 0.4%
Harcourt General, Inc.   68,700  3,439
K-III Communications Corp.  (a)  500,000  6,250
  9,689
TOTAL MEDIA & LEISURE   44,348
NONDURABLES - 0.0%
BEVERAGES - 0.0%
Stroh Brewery Co. warrants 1/1/01 (a)  9,400  34
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.0%
Lamonts Apparel, Inc. (a):
(New)  562,103  53
 warrants 6/10/99  92,674  -
  53
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Corporate Express, Inc.   375,000  5,508
TOTAL RETAIL & WHOLESALE   5,561
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
Hollywood Entertainment Corp. (a)  117,300 $ 1,437
SERVICES - 0.0%
Orion Network Systems, Inc. warrants 1/15/07 (a)  15,350  169
TOTAL SERVICES   1,606
TECHNOLOGY - 0.0%
COMPUTER SERVICES & SOFTWARE - 0.0%
Interact Systems, Inc. warrants 8/1/04 (a)(g)  10,300  1
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. warrants 12/15/00 (a)  30,960  102
UTILITIES - 1.0%
CELLULAR - 0.3%
Clearnet Communications, Inc. (a):
Class A (non-vtg.)  438,100  6,874
 warrants 9/15/05  24,750  241
ESAT Holdings Ltd. warrants 2/1/06 (a)  3,900  117
McCaw International Ltd. warrants
4/15/07 (a)(g)  66,840  167
  7,399
ELECTRIC UTILITY - 0.2%
El Paso Electric Co. (a)  890,613  5,622
TELEPHONE SERVICES - 0.5%
Hyperion Telecommunications, Inc. warrants
4/15/01 (a)(g)  8,000  600
Sprint Corp.   200,000  10,400
  11,000
TOTAL UTILITIES   24,021
TOTAL COMMON STOCKS
(Cost $119,788)   139,304
PREFERRED STOCKS - 21.1%
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - 1.9%
FINANCE - 0.5%
CREDIT & OTHER FINANCE - 0.5%
ICG Funding LLC $3.375 (g)  225,000 $ 12,893
HEALTH - 0.5%
MEDICAL FACILITIES MANAGEMENT - 0.5%
Laboratory Corp America Holdings, Series A, 8 1/2% 211,000 11,500 INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Echostar Communications Corp., Series C, $3.375  133,000  6,650
MEDIA & LEISURE - 0.6%
LODGING & GAMING - 0.6%
Host Marriott Financial Trust $3.375 (g)  200,000  12,874
TOTAL CONVERTIBLE PREFERRED STOCKS   43,917
NONCONVERTIBLE PREFERRED STOCKS - 19.2%
BASIC INDUSTRIES - 0.2%
PAPER & FOREST PRODUCTS - 0.2%
SDW Holdings Corp. 15% (g)  151,890  5,544
CONSTRUCTION & REAL ESTATE - 0.5%
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Crown America Realty Trust Series A
11%, pay-in kind  67,200  3,662
Walden Residential Properties, Inc. 9.20%  327,300  8,346
  12,008
FINANCE - 1.3%
CREDIT & OTHER FINANCE - 0.6%
American Annuity Group Capital Trust II 8 3/4%  10,430  11,060
SIG Capital Trust I 9 1/2% (g)  3,120  3,155
  14,215
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
FINANCE - CONTINUED
SAVINGS & LOANS - 0.7%
California Federal Preferred Capital Corp.
9 1/8%  666,190 $ 17,654
TOTAL FINANCE   31,869
HEALTH - 0.3%
MEDICAL FACILITIES MANAGEMENT - 0.3%
Fresenius Medical Care Capital Trust 9%,  7,651  7,938
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Ampex Corp. 8% (a)(f)  2,723  2,117
Echostar Communications Corp.
12 1/8%, pay-in-kind  6,131  6,253
  8,370
MEDIA & LEISURE - 10.7%
BROADCASTING - 9.4%
Adelphia Communications Corp. 13% (g)  139,042  15,851
American Radio Systems Corp.
11 3/8%, pay-in-kind  45,842  5,266
Cablevision System Corp.:
11 1/8%, depositary shares pay-in-kind  411,054  45,216
 Series H, $11.75 pay-in-kind  335,876  37,954
Citadel Brodcasting Co. 13 1/4%,
pay-in-kind (g)  75,800  8,338
Granite Broadcasting Corp. 12 3/4%
pay-in-kind  28,407  29,827
Paxson Communications Corp. $125  5,699  6,012
SFX Broadcasting, Inc. 12 5/8%,  25,000  2,850
Time Warner, Inc., Series M, 10 1/4%
pay-in-kind  62,686  72,403
  223,717
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
MEDIA & LEISURE - CONTINUED
PUBLISHING - 1.3%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  100,541 $ 10,632
 Series D, $10  130,270  13,353
 Series E, 9.20% (g)  66,800  6,580
  30,565
TOTAL MEDIA & LEISURE   254,282
NONDURABLES - 0.5%
HOUSEHOLD PRODUCTS - 0.5%
Revlon Group, Inc., Series B, 14 7/8%  113,039  11,417
RETAIL & WHOLESALE - 0.4%
GROCERY STORES - 0.4%
Supermarkets General Holdings Corp.
pay-in-kind $3.52  524,488  10,621
UTILITIES - 4.9%
CELLULAR - 2.8%
Nextel Communications Corp. 13%
pay-in-kind (g)  60,305  66,034
TELEPHONE SERVICES - 2.1%
Hyperion Telecommunication, Inc. 12 7/8%,
pay-in-kind (g)  3,131  3,037
IXC Communications, Inc. 12 1/2%,
pay-in-kind (g)  8,662  9,636
NEXTLINK Communications, Inc.
pay-in-kind 14%  614,537  36,258
  48,931
TOTAL UTILITIES   114,965
TOTAL NONCONVERTIBLE PREFERRED STOCKS   457,014
TOTAL PREFERRED STOCKS
(Cost $464,248)   500,931
CASH EQUIVALENTS - 4.5%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account dated
10/31/97 due 11/3/97:
 at 5.68%  $ 101,512 $ 101,464
  at 5.60%   6,547  6,544
TOTAL CASH EQUIVALENTS
(Cost $108,008)   108,008
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,261,380)  $ 2,374,242
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
 DATE COST (000S)
SECURITY
Atlantic Group, Inc.
 (Trivest/Winston) 4/6/93 $ 46
Ampex Corp. 8% 2/16/95 $ 1,430
Chancellor Trust
Class 1 unit 10/12/94 $ 1,495
Fairchild Semiconductor
 Corp. 11.74%, 4/3/97 to
 3/15/08 pay-in-kind 9/15/97 $ 4,774
Freuhauf Trailer Corp.
 warrants 5/4/02 5/18/95 $ 1,335
Hat Brands, Inc.
 Class 1 unit 2/22/94 $ 1,500
Museum Towers LLC
 15%, 11/7/01 11/7/96 $ 10,000
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $606,159,000 or 25.5% of net assets.
8. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
9. Represents number of units held.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB  2.7%
Ba 9.6% BB  6.9%
B 43.3% B  45.2%
Caa 6.5% CCC  6.3%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 4.7%. FMR has determined that unrated debt securities that are lower quality account for 4.7% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $2,261,741,000. Net unrealized appreciation aggregated $112,501,000, of which $144,660,000 related to appreciated investment securities and $32,159,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS(EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                                $ 2,374,242
AGREEMENTS OF $108,008) (COST $2,261,380) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                          68,085

DIVIDENDS RECEIVABLE                                                                     2,080

INTEREST RECEIVABLE                                                                      29,771

OTHER RECEIVABLES                                                                        824

 TOTAL ASSETS                                                                            2,475,002

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                              90,928

PAYABLE FOR FUND SHARES REDEEMED                                               455

DISTRIBUTIONS PAYABLE                                                          2,085

ACCRUED MANAGEMENT FEE                                                         1,602

OTHER PAYABLES AND ACCRUED EXPENSES                                            31

 TOTAL LIABILITIES                                                                       95,101

NET ASSETS                                                                              $ 2,379,901

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                         $ 2,203,520

UNDISTRIBUTED NET INVESTMENT INCOME                                                      23,838

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                                       39,681
ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                112,862

NET ASSETS, FOR 179,561 SHARES OUTSTANDING                                              $ 2,379,901

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                     $13.25
PER SHARE ($2,379,901  (DIVIDED BY)  179,561 SHARES)




STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 23,228
DIVIDENDS

INTEREST                                                                        78,196

 TOTAL INCOME                                                                   101,424

EXPENSES

MANAGEMENT FEE                                                       $ 8,580

NON-INTERESTED TRUSTEES' COMPENSATION                                 5

 TOTAL EXPENSES BEFORE REDUCTIONS                                     8,585

 EXPENSE REDUCTIONS                                                   (42)      8,543

NET INVESTMENT INCOME                                                           92,881

REALIZED AND UNREALIZED GAIN (LOSS)                                             40,325
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                            90,152
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                 130,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 223,358
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED    YEAR ENDED
                                                          OCTOBER 31,1997     APRIL 30,
                                                          (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 92,881            $ 139,056
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  40,325              27,428

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      90,152              (7,319)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           223,358             159,165
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (83,626)            (134,959)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (20,085)            (28,078)

 TOTAL DISTRIBUTIONS                                       (103,711)           (163,037)

SHARE TRANSACTIONS                                         516,402             859,540
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             86,618              134,509

 COST OF SHARES REDEEMED                                   (233,223)           (456,389)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           369,797             537,660
FROM SHARE TRANSACTIONS

 REDEMPTION FEES                                           437                 920

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  489,881             534,708

NET ASSETS

 BEGINNING OF PERIOD                                       1,890,020           1,355,312

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 2,379,901         $ 1,890,020
INCOME OF $23,838 AND $14,583, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      39,325              68,819

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   6,661               10,830

 REDEEMED                                                  (17,826)            (36,614)

 NET INCREASE (DECREASE)                                   28,160              43,035



FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED APRIL 30,
      OCTOBER 31, 1997

      (UNAUDITED)         1997                    1996   1995   1994 D   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 12.480   $ 12.510   $ 11.990   $ 11.880   $ 12.220   $ 11.900
BEGINNING OF PERIOD

INCOME FROM INVESTMENT          .565 C     1.054 C    1.099      1.076      1.101      1.175
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND               .845       .192       .723       .139       .357       .672
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          1.410      1.246      1.822      1.215      1.458      1.847
 OPERATIONS

LESS DISTRIBUTIONS              (.513)     (1.033)    (1.190)    (.927)     (.976)     (1.183)
FROM NET INVESTMENT
 INCOME

 IN EXCESS OF NET               -          -          -          (.109)     (.078)     -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN         (.130)     (.250)     (.087)     (.080)     (.790)     (.370)

 IN EXCESS OF NET               -          -          (.033)     -          -          -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            (.643)     (1.283)    (1.310)    (1.116)    (1.844)    (1.553)

REDEMPTION FEES ADDED           .003       .007       .008       .011       .046       .026
TO PAID IN CAPITAL

NET ASSET VALUE,               $ 13.250   $ 12.480   $ 12.510   $ 11.990   $ 11.880   $ 12.220
END OF PERIOD

TOTAL RETURN B, G               11.54%     10.57%     16.06%     11.07%     12.70%     16.96%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD      $ 2,380    $ 1,890    $ 1,355    $ 810      $ 641      $ 601
(IN MILLIONS)

RATIO OF EXPENSES TO            .80% A     .80%       .80%       .80%       .75%       .70%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO            .80% A     .80%       .79%       .80%       .75%       .70%
AVERAGE NET ASSETS AFTER                             E
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT         8.58% A    8.51%      8.85%      8.41%      8.07%      9.57%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE         89% A      102%       170%       172%       213%       136%

AVERAGE COMMISSION             $ .0476    $ .0392
RATE F


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997 (Unaudited)


11. SIGNIFICANT ACCOUNTING POLICIES.
Spartan High Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 270 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
12. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $24,622,000 or 1.0% of net assets.
13. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,234,897,000 and $910,052,000, respectively.
14. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of .80% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing shareholder services, FMR or its affiliates collect certain account fees from the fund's shareholders. For the period, fees collected from shareholders amounted to $11,000. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $7,000 for the period.
15. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $42,000 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
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OVERNIGHT EXPRESS
Fidelity Investments
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Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
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P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
Fidelity Management & Research
  Company, Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
Thomas Soviero, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
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Target Timeline 1999, 2001 & 2003
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(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

SHORT-INTERMEDIATE
GOVERNMENT
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              7    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   13   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  17   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                     PAST 6   PAST 1   LIFE OF
                                                   MONTHS   YEAR     FUND

SPARTAN SHORT-INTERMEDIATE GOVERNMENT              4.53%    6.33%    30.48%

SALOMON BROTHERS TREASURY/AGENCY 1-5 YEAR INDEX    4.71%    6.79%    N/A

SHORT-INTERMEDIATE U.S. GOVERNMENT FUNDS AVERAGE   4.58%    6.42%    N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 18, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency 1-5 Year Index - a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 98 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997                     PAST 1   LIFE OF
                                                   YEAR     FUND

SPARTAN SHORT-INTERMEDIATE GOVERNMENT              6.33%    5.61%

SALOMON BROTHERS TREASURY/AGENCY 1-5 YEAR INDEX    6.79%    N/A

SHORT-INTERMEDIATE U.S. GOVERNMENT FUNDS AVERAGE   6.42%    N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971121 103750 S00000000000001
             Spartan Sht Int             SB Treas/Agency
             00474                       SB025
     1992/12/31   10000.00                    10000.00
     1993/01/31   10120.93                    10160.71
     1993/02/28   10208.15                    10273.28
     1993/03/31   10247.68                    10308.93
     1993/04/30   10301.41                    10391.45
     1993/05/31   10297.86                    10355.03
     1993/06/30   10377.82                    10467.09
     1993/07/31   10413.09                    10486.96
     1993/08/31   10480.38                    10612.01
     1993/09/30   10496.09                    10648.69
     1993/10/31   10523.26                    10667.28
     1993/11/30   10502.89                    10645.88
     1993/12/31   10568.05                    10688.93
     1994/01/31   10658.95                    10774.76
     1994/02/28   10563.57                    10671.61
     1994/03/31   10376.92                    10563.62
     1994/04/30   10330.94                    10504.02
     1994/05/31   10338.65                    10517.52
     1994/06/30   10346.79                    10534.84
     1994/07/31   10479.56                    10646.14
     1994/08/31   10503.93                    10679.25
     1994/09/30   10454.19                    10621.94
     1994/10/31   10473.12                    10635.44
     1994/11/30   10457.15                    10579.41
     1994/12/31   10513.02                    10606.41
     1995/01/31   10660.02                    10771.70
     1995/02/28   10847.55                    10948.96
     1995/03/31   10902.60                    11008.81
     1995/04/30   11012.59                    11120.62
     1995/05/31   11255.21                    11375.05
     1995/06/30   11321.07                    11442.03
     1995/07/31   11342.01                    11470.30
     1995/08/31   11422.19                    11547.47
     1995/09/30   11476.32                    11607.83
     1995/10/31   11579.72                    11720.41
     1995/11/30   11695.99                    11844.44
     1995/12/31   11804.75                    11944.02
     1996/01/31   11901.25                    12049.46
     1996/02/29   11832.42                    11976.62
     1996/03/31   11792.48                    11938.42
     1996/04/30   11775.13                    11921.61
     1996/05/31   11772.59                    11937.14
     1996/06/30   11866.88                    12039.02
     1996/07/31   11912.70                    12080.28
     1996/08/31   11941.78                    12112.11
     1996/09/30   12060.96                    12242.77
     1996/10/31   12221.23                    12412.64
     1996/11/30   12341.39                    12524.70
     1996/12/31   12308.65                    12494.40
     1997/01/31   12353.54                    12553.23
     1997/02/28   12377.65                    12573.09
     1997/03/31   12339.83                    12544.32
     1997/04/30   12431.55                    12658.16
     1997/05/31   12510.32                    12748.83
     1997/06/30   12613.42                    12846.37
     1997/07/31   12788.01                    13030.51
     1997/08/31   12784.01                    13016.25
     1997/09/30   12889.11                    13134.68
     1997/10/31   12991.31                    13254.89
IMATRL PRASUN   SHR__CHT 19971031 19971121 103751 R00000000000015
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Short-Intermediate Government Fund on December 31, 1992, shortly after the fund started. As the chart shows, by October 31, 1997, the value of the investment, with dividends reinvested, would have grown to $12,991 - a 29.91% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Salomon Brothers Treasury/Agency 1-5 Year Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,255 - a 32.55% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

      SIX MONTHS   YEARS ENDED APRIL 30,                     DECEMBER 18, 1992
      ENDED                                                  (COMMENCEMENT
      OCTOBER 31                                             OF OPERATIONS) TO

      1997   1997   1996   1995   1994   APRIL 30, 1993

DIVIDEND RETURN        3.14%   6.94%   7.35%   7.12%   6.14%   2.53%

CAPITAL APPRECIATION   1.39%   -1.38   -0.44   -0.54   -5.87   0.88%
 RETURN                        %       %       %       %

TOTAL RETURN           4.53%   5.56%   6.91%   6.58%   0.27%   3.41%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation returns and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997    PAST 1         PAST 6          PAST 1
                                  MONTH          MONTHS          YEAR

DIVIDENDS PER SHARE                4.79(CENTS)    28.59(CENTS)    59.61(CENTS)

ANNUALIZED DIVIDEND RATE           6.02%          6.08%           6.38%

30-DAY ANNUALIZED YIELD            5.84%           -               -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.37 over the past one month, $9.33 over the past six months and $9.34 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Curt Hollingsworth, Portfolio Manager of Spartan Short-Intermediate Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended October 31, 1997, the fund generated a return of 4.53%. To compare the fund's performance with that of its competitors, the short-intermediate U.S. government funds average had a return of 4.58%, according to Lipper Analytical Services. To gauge how the fund did relative to the overall government securities market, the Salomon Brothers Treasury/Agency 1-5 Year Index had a six-month return of 4.71%. For the 12-month period that ended October 31, 1997, the fund returned 6.33%, while the Lipper average and Salomon Brothers index had returns of 6.42% and 6.79%, respectively.
Q. HOW WOULD YOU DESCRIBE THE BOND MARKET'S PERFORMANCE OVER THE PAST
SIX MONTHS?
A. The market generally followed a pattern that reflected news about U.S. economic growth. The pace of growth eased somewhat in the second quarter of 1997, causing bonds to rally through the late spring and early summer. During that time frame, investors appeared less worried that the Federal Reserve Board would be forced to raise interest rates in order to stave off the inflation generally caused by an overheated economy. In late summer, various economic indicators suggested that the economy was indeed heating up again, prompting bond yields to rise and bond prices to decline somewhat. With the onset of fall, the economy didn't appear to be so strong after all and the news on inflation once again turned positive. In response, bonds staged a rally in September and early October. Then, economic and currency troubles in Southeast Asia spilled over into the U.S. stock market, ultimately hurting the U.S. bond market. During a volatile period in the final two weeks of October, bond prices slipped in response to rising yields.
Q. AMID THIS SEESAWING BOND MARKET, WHAT WAS YOUR STRATEGY?
A. In spite of the market's changing direction, the main thrust of my investment strategy remained the same throughout the past six months:
I managed the fund to have approximately the same sensitivity to interest-rate movements as the market for government securities as represented by the Salomon Brothers Treasury/Agency Index. It's my view that very few people can pinpoint the direction and magnitude of interest-rate changes with any accuracy and consistency. Given that, I believe that managing a fund based on the future level of interest rates can backfire if you place an incorrect bet. So I keep the fund "duration neutral," meaning that it is essentially no more or no less sensitive to interest rate changes than the short-maturity part of the government/agency bond market.
Q. HOW DID YOU ALLOCATE THE FUND'S HOLDINGS AMONG VARIOUS SECTORS OF
THE MARKET?
A. Throughout the past six months, I continued to have a larger stake than the Salomon Brothers index in agency and mortgage securities, and simultaneously maintained a relatively small stake in U.S. Treasury securities. I did that because agencies and mortgages were more attractive given their higher yields. Having relatively high-yielding agency and mortgage securities - as opposed to more Treasuries - was a plus for the fund during most of the period. However, when the markets became more volatile in October, agencies and mortgages didn't perform as well as Treasuries, detracting slightly from the fund's performance.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU EMPHASIZE?
A. I focused on agency securities that are non-callable - those that can't be redeemed by their issuer before maturity. Bonds typically are called when interest rates fall so significantly that the issuer can save money by issuing new bonds at lower rates. A call is positive for issuers because it cuts their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from a called bond in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. AND WHAT CHOICES DID YOU MAKE IN THE MORTGAGE SECTOR?
A. Mortgage-backed securities also are susceptible to being pre-paid before maturity when homeowners refinance. The likelihood of a mortgage security being pre-paid because of increased refinancing activity is one of the most important factors I consider, since it can dramatically affect the security's price. I tend to emphasize mortgage securities where I think the level of refinancing activity will not change greatly as interest rates rise or fall. For example, I chose those securities with underlying loans that had interest rates well above or well below current interest rates, because they are generally less likely to experience changes in refinancing activity. I also focused on "seasoned" mortgages - those that were issued between five and 10 years ago. For a variety of reasons, homeowners with seasoned mortgages have chosen not to refinance, despite being presented with several attractive opportunities to do so. Seasoned mortgages stand only a small chance of being paid off before maturity.
Q. LET'S TALK ABOUT TREASURY SECURITIES AND THE CHOICES YOU MADE THERE
 . . .
A. Within the Treasury sector, I preferred to own securities that were issued some time ago. Newly issued Treasuries, known as "off-the-run" securities, typically are priced higher than older Treasuries with similar maturities. That's because off-the-run securities command a premium price for being more easily traded, or liquid.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?
A. Before the problems arose in Southeast Asia, bond investors appeared worried that the Federal Reserve Board would have to increase interest rates in response to the U.S. economy's continued strength. But now many market observers are speculating that the troubles in Southeast Asia may mean that the U.S. economy will cool off, eliminating the need for the Fed to raise interest rates to thwart inflation. Until these issues are sorted out, though, I think the bond market could be somewhat more volatile in the months ahead.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON
SELECTING INDIVIDUAL
SECURITIES:
"The direction of interest rates is
the primary factor that determines
the performance of bonds: As
interest rates go up, bond prices go
down and vice versa. Many
investors try to pick securities that
will do well based on where they
feel interest rates are headed. In
contrast, I try to identify those
securities that I believe will offer
the best total-return potential in
any type of interest-rate
environment - rising, falling or
stable. Because I tend to have a
value orientation, I choose
securities that I find to be cheap
relative to other securities
because they are currently out of
the market's favor, with the
idea that they will appreciate
when the market starts to favor
them."
FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 474
TRADING SYMBOL: SPSIX
START DATE: December 18,
1992
SIZE: as of October 31,
1997, more than $70 million
MANAGER: Curt Hollingsworth,
since 1992; manager, various
Fidelity and Spartan
government and mortgage
funds; joined Fidelity in 1983
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1997
              % OF FUND'S    % OF FUND'S INVESTMENTS
              INVESTMENTS    6 MONTHS AGO

 ZERO         12.6           9.1
COUPON
BONDS

 LESS THAN    0.6            4.7
5%

 5 -          11.0           9.6
 5.99%

 6 -          8.6            4.4
 6.99%

 7 -          17.8           17.8
 7.99%

 8 -          16.4           12.3
 8.99%

 9 -          14.4           21.6
 9.99%

10 -          7.7            8.2
10.99%

11 AND        8.0            7.3
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-
TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   3.3   3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   2.3   2.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997  AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 2.9
ROW: 1, COL: 2, VALUE: 56.4
ROW: 1, COL: 3, VALUE: 19.9
ROW: 1, COL: 4, VALUE: 20.8
MORTGAGE-BACKED
SECURITIES 25.3%
U.S. TREASURY
OBLIGATIONS 22.7%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 47.0%
SHORT-TERM
INVESTMENTS 5.0%

MORTGAGE-BACKED
SECURITIES 20.8%
U.S. TREASURY
OBLIGATIONS 19.9%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 56.4%
SHORT-TERM
INVESTMENTS 2.9%

ROW: 1, COL: 1, VALUE: 5.0
ROW: 1, COL: 2, VALUE: 47.0
ROW: 1, COL: 3, VALUE: 22.7
ROW: 1, COL: 4, VALUE: 25.3
INVESTMENTS OCTOBER 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 76.3%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 19.9%
9 1/4%, 8/15/98 $ 2,398,000 $ 2,464,687
6%, 9/30/98  2,500,000  2,510,400
5 1/2%, 11/15/98  1,647,000  1,645,205
8 7/8%, 11/15/98  1,405,000  1,450,227
8%, 8/15/99  1,500,000  1,559,055
7 3/4%, 2/15/01  4,040,000  4,281,148
  13,910,722
U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.4%
Federal National Mortgage Association 5.55%, 1/17/01 850,000 842,563 Financing Corp. stripped principal 0%, 6/6/02 6,200,000 4,734,568 Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security
Assistance Agency):
 Class 1-C, 9 1/4%, 11/15/01  6,241,840  6,630,394
  Class 2-E, 9.40%, 5/15/02  914,148  969,819
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) :
 Series 1994-A, 7.12%, 4/15/06  1,445,162  1,502,799
  Series 1994-F, 8.187%, 12/15/04  1,382,301  1,464,762
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1993-A, 4.86%, 4/1/98  400,000  398,952
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate Series 1994-1995,
6.08%, 8/15/04  840,000  840,067
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
 6%, 2/15/99  2,000,000  2,004,840
  7 1/8%, 8/15/99  6,000,000  6,136,494
  7 3/4%, 11/15/99  514,000  532,757
  0%, 11/15/00  2,440,000  2,044,988
  8%, 11/15/01  6,526,000  7,004,095
  5 5/8%, 9/15/03  1,714,000  1,685,633
Tennessee Valley Auth. Federal 0%, 11/1/00  2,383,000  2,003,955
U.S. Department of Housing and Urban Development
government guaranteed participation certificates
Series 1996-A:
 6.20%, 8/1/98  500,000  501,867
  6 1/2%, 8/1/00  140,000  142,331
  39,440,884
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $52,805,765)   53,351,606
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 20.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.1%
5 1/2%, 1/1/03 to 5/1/03  $ 3,655,756 $ 3,548,385
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.1%
11 1/2%,  8/1/14   99,997  113,487
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.6%
10%,  2/15/10 to 7/15/20  2,287,172  2,533,575
10 1/2%,  9/15/15 to 2/15/25  2,474,925  2,783,550
10 3/4%,  3/15/10   76,053  84,634
11%,  1/15/10 to 1/15/21  1,637,955  1,860,593
11 1/2%,  3/15/10 to 8/15/19  2,866,848  3,294,144
12%,  1/15/14 to 2/15/16  225,945  264,301
13%,  9/15/14   50,731  60,274
  10,881,071
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $14,325,757)   14,542,943
CASH EQUIVALENTS - 2.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury oblions), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $ 1,993,930  1,993,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $69,124,522)  $ 69,887,549
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $69,124,756. Net unrealized appreciation aggregated $762,793, of which $1,001,320 related to appreciated investment securities and $238,527 related to depreciated investment securities.
At October 31, 1997, the fund had a capital loss carryforward of approximately $3,757,000 of which $168,000, $2,326,000, $582,000 and
$681,000 will expire on April 30, 2002, 2003, 2004 and 2005, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 1997 approximately $402,000 of losses recognized during the period November 1, 1996 to April 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS OCTOBER 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 69,887,549
AGREEMENTS OF $1,993,000) (COST $69,124,522) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      513

INTEREST RECEIVABLE                                                       1,118,727

 TOTAL ASSETS                                                             71,006,789

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                             $ 210,447

DISTRIBUTIONS PAYABLE                                         38,623

ACCRUED MANAGEMENT FEE                                        38,335

OTHER PAYABLES AND ACCRUED EXPENSES                           414

 TOTAL LIABILITIES                                                        287,819

NET ASSETS                                                               $ 70,718,970

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 74,400,374

UNDISTRIBUTED NET INVESTMENT INCOME                                       105,322

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (4,549,753)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 763,027

NET ASSETS, FOR 7,519,787 SHARES OUTSTANDING                             $ 70,718,970

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $9.40
SHARE ($70,718,970 (DIVIDED BY) 7,519,787 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                $ 2,503,434
INTEREST

EXPENSES

MANAGEMENT FEE                                                       $ 225,882

NON-INTERESTED TRUSTEES' COMPENSATION                                 131

 TOTAL EXPENSES                                                                   226,013

NET INVESTMENT INCOME                                                             2,277,421

REALIZED AND UNREALIZED GAIN (LOSS)                                               (389,855)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                           1,227,265
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                   837,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 3,114,831
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED    YEAR ENDED
                                                            OCTOBER 31, 1997    APRIL 30,
                                                            (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 2,277,421         $ 5,135,106
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    (389,855)           (1,283,157)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        1,227,265           134,590

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             3,114,831           3,986,539
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (2,131,903)         (4,989,807)

SHARE TRANSACTIONS                                           19,663,878          25,853,459
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                               1,852,927           4,242,939

 COST OF SHARES REDEEMED                                     (20,729,302)        (38,422,781)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             787,503             (8,326,383)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    1,770,431           (9,329,651)

NET ASSETS

 BEGINNING OF PERIOD                                         68,948,539          78,278,190

 END OF PERIOD (INCLUDING UNDER (OVER) DISTRIBUTION         $ 70,718,970        $ 68,948,539
OF NET INVESTMENT INCOME OF $105,322 AND
$(40,196), RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        2,104,484           2,762,315

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     198,209             453,855

 REDEEMED                                                    (2,219,105)         (4,108,063)

 NET INCREASE (DECREASE)                                     83,588              (891,893)




 FINANCIAL HIGHLIGHTS   SIX MONTHS ENDED    YEARS ENDED APRIL 30,                          DECEMBER 18, 1992
                        OCTOBER 31, 1997                                                   (COMMENCEMENT
                                                                                           OF OPERATIONS) TO
                                                                                           APRIL 30,

                        (UNAUDITED)         1997                    1996   1995   1994 E   1993




SELECTED PER-SHARE DATA


NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.270    $ 9.400    $ 9.440    $ 9.490    $ 10.090   $ 10.000


INCOME FROM INVESTMENT OPERATIONS                        .306 D     .658 D     .688       .665       .616       .257

NET INVESTMENT INCOME


 NET REALIZED AND UNREALIZED GAIN (LOSS)                 .110       (.149)     (.045)     (.065)     (.579)     .083


 TOTAL FROM INVESTMENT OPERATIONS                        .416       .509       .643       .600       .037       .340





LESS DISTRIBUTIONS


 FROM NET INVESTMENT INCOME                              (.286)     (.639)     (.683)     (.650)     (.617)     (.250)


 IN EXCESS OF NET INVESTMENT INCOME                      -          -          -          -          (.010)     -


 IN EXCESS OF NET REALIZED GAIN                          -          -          -          -          (.010)     -


 TOTAL DISTRIBUTIONS                                     (.286)     (.639)     (.683)     (.650)     (.637)     (.250)


NET ASSET VALUE, END OF PERIOD                          $ 9.400    $ 9.270    $ 9.400    $ 9.440    $ 9.490    $ 10.090


TOTAL RETURN B, C                                        4.54%      5.57%      6.92%      6.60%      .29%       3.43%


RATIOS AND SUPPLEMENTAL DATA


NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 70,719   $ 68,949   $ 78,278   $ 93,888   $ 53,726   $ 54,853


RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .65% A     .65%       .45% F     .10% F     .10% F     .02% A,  F


RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.50% A    7.04%      7.16%      7.35%      7.33%      7.28% A


PORTFOLIO TURNOVER RATE                                  105% A     104%       161%       282%       271%       587% A



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997 (Unaudited)




16. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Intermediate Government Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
17. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
18. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $37,038,139 and $36,350,876, respectively.
19. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $1,004 for the period.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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251 University Avenue
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455 Market Street
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3445 Peachtree Road, N.E.
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1000 Abernathy Road
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700 Bishop Street
Honolulu, HI
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One North Franklin Street
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1415 West 22nd Street
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3232 Lake Avenue
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INDIANA
4729 East 82nd Street
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LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
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1 West Pennsylvania Ave.
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MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
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200 North Broadway
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NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
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TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curtis Hollingsworth, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)

(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

GOVERNMENT INCOME
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE    3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE            4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK              7    THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES     10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS            11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS   15   STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                  19   NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October, the Standard & Poor's 500 Index remained up more than 25% year-to-date, twice its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post moderate returns through the first 10 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 6   PAST 1   PAST 5   LIFE OF
                                         MONTHS   YEAR     YEARS    FUND

SPARTAN GOVERNMENT INCOME                6.90%    8.25%    38.12%   110.63%

SALOMON BROTHERS TREASURY/AGENCY INDEX   7.27%    8.62%    42.57%   N/A

GENERAL U.S. GOVERNMENT FUNDS AVERAGE    6.87%    7.99%    36.24%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years and since the fund started on December 20, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Salomon Brothers Treasury/Agency Index - a market-capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 184 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997           PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

SPARTAN GOVERNMENT INCOME                8.25%    6.67%    8.76%

SALOMON BROTHERS TREASURY/AGENCY INDEX   8.62%    7.35%    N/A

GENERAL U.S. GOVERNMENT FUNDS AVERAGE    7.99%    6.35%    N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971031 19971118 145018 S00000000000001
             Spartan Govt                SB Tres
             00453                       SB025
  1988/12/31      10000.00                    10000.00
  1989/01/31      10175.40                    10134.27
  1989/02/28      10097.78                    10056.19
  1989/03/31      10104.09                    10115.66
  1989/04/30      10313.82                    10305.03
  1989/05/31      10606.35                    10567.01
  1989/06/30      10945.29                    10924.95
  1989/07/31      11196.70                    11152.26
  1989/08/31      10999.20                    10963.62
  1989/09/30      11064.30                    11013.97
  1989/10/31      11349.30                    11300.03
  1989/11/30      11477.32                    11406.57
  1989/12/31      11522.54                    11423.72
  1990/01/31      11374.73                    11266.46
  1990/02/28      11423.41                    11275.95
  1990/03/31      11432.64                    11287.26
  1990/04/30      11290.09                    11192.03
  1990/05/31      11644.08                    11492.68
  1990/06/30      11829.42                    11675.85
  1990/07/31      12017.08                    11830.92
  1990/08/31      11838.33                    11659.79
  1990/09/30      11934.42                    11782.76
  1990/10/31      12100.99                    11976.14
  1990/11/30      12373.83                    12233.01
  1990/12/31      12578.78                    12426.75
  1991/01/31      12724.51                    12558.47
  1991/02/28      12819.09                    12611.74
  1991/03/31      12879.73                    12680.70
  1991/04/30      13014.49                    12831.76
  1991/05/31      13078.93                    12876.64
  1991/06/30      13080.97                    12868.25
  1991/07/31      13251.79                    13030.61
  1991/08/31      13535.40                    13320.68
  1991/09/30      13808.89                    13608.93
  1991/10/31      13957.32                    13714.01
  1991/11/30      14056.63                    13856.68
  1991/12/31      14478.81                    14332.10
  1992/01/31      14300.45                    14110.26
  1992/02/29      14396.79                    14166.82
  1992/03/31      14350.80                    14081.44
  1992/04/30      14452.94                    14182.14
  1992/05/31      14693.76                    14428.80
  1992/06/30      14881.82                    14638.60
  1992/07/31      15120.94                    15001.64
  1992/08/31      15198.57                    15155.62
  1992/09/30      15326.07                    15365.05
  1992/10/31      15148.13                    15142.12
  1992/11/30      15271.79                    15114.39
  1992/12/31      15509.70                    15369.80
  1993/01/31      15678.96                    15714.60
  1993/02/28      15894.57                    16021.09
  1993/03/31      15936.89                    16064.14
  1993/04/30      16060.25                    16202.07
  1993/05/31      16126.36                    16177.62
  1993/06/30      16393.88                    16540.66
  1993/07/31      16488.97                    16642.46
  1993/08/31      16710.04                    17012.44
  1993/09/30      16688.57                    17087.61
  1993/10/31      16720.09                    17132.85
  1993/11/30      16522.81                    16944.58
  1993/12/31      16648.09                    17020.10
  1994/01/31      16896.96                    17253.99
  1994/02/28      16548.56                    16894.95
  1994/03/31      16104.37                    16501.62
  1994/04/30      15876.77                    16374.65
  1994/05/31      15892.09                    16358.96
  1994/06/30      15850.93                    16325.39
  1994/07/31      16166.65                    16610.36
  1994/08/31      16192.46                    16614.73
  1994/09/30      15955.78                    16381.95
  1994/10/31      15947.83                    16365.53
  1994/11/30      15923.85                    16329.40
  1994/12/31      16051.03                    16441.78
  1995/01/31      16365.74                    16763.97
  1995/02/28      16727.41                    17115.34
  1995/03/31      16810.12                    17217.13
  1995/04/30      17039.33                    17438.98
  1995/05/31      17682.39                    18154.12
  1995/06/30      17826.75                    18291.68
  1995/07/31      17766.76                    18228.19
  1995/08/31      17969.09                    18436.53
  1995/09/30      18151.91                    18602.91
  1995/10/31      18441.89                    18892.98
  1995/11/30      18694.17                    19198.74
  1995/12/31      18967.41                    19464.74
  1996/01/31      19066.72                    19588.06
  1996/02/29      18698.76                    19197.29
  1996/03/31      18551.13                    19028.35
  1996/04/30      18420.29                    18879.12
  1996/05/31      18400.33                    18874.74
  1996/06/30      18612.90                    19112.64
  1996/07/31      18662.12                    19155.33
  1996/08/31      18615.75                    19115.55
  1996/09/30      18922.61                    19433.36
  1996/10/31      19328.85                    19874.12
  1996/11/30      19659.33                    20205.42
  1996/12/31      19462.38                    20001.46
  1997/01/31      19473.93                    20034.66
  1997/02/28      19494.31                    20046.70
  1997/03/31      19311.92                    19851.50
  1997/04/30      19572.52                    20125.88
  1997/05/31      19720.32                    20301.75
  1997/06/30      19943.39                    20529.79
  1997/07/31      20485.79                    21116.14
  1997/08/31      20294.77                    20902.32
  1997/09/30      20597.39                    21221.22
  1997/10/31      20924.10                    21587.92
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Government Income Fund on December 31, 1988, shortly after the fund started. As the chart shows, by October 31, 1997, the value of the investment would have grown to $20,919 - a 109.19% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Salomon Brothers Treasury/Agency Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,588 - a 115.88% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU
CAN RIDE OUT THE MARKET'S UPS
AND DOWNS, YOU MAY HAVE
A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            SIX MONTHS    YEARS ENDED APRIL 30,
            ENDED
            OCTOBER 31,

      1997   1997   1996   1995   1994   1993

DIVIDEND RETURN         3.32%   6.75%    6.69%   7.82%    5.09%    6.81%

CAPITAL APPRECIATION    3.58%   -0.50%   1.41%   -0.51%   -6.24%    4.30%
RETURN

TOTAL RETURN            6.90%   6.25%    8.10%   7.31%    -1.15%   11.11%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1997    PAST 1         PAST 6          PAST 1
                                  MONTH          MONTHS          YEAR

DIVIDENDS PER SHARE                5.32(CENTS)    32.36(CENTS)    65.14(CENTS)

ANNUALIZED DIVIDEND RATE           6.07%          6.29%           6.41%

30-DAY ANNUALIZED YIELD            6.09%          -               -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.32 over the past one month, $10.20 over the past six months and $10.17 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses the yield would have been 6.04%.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Curt Hollingsworth, Portfolio Manager of Spartan Government Income Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended October 31, 1997, the fund generated a return of 6.90%. To compare the fund's performance with that of its competitors, the U.S. government funds average had a return of 6.87%, according to Lipper Analytical Services. To gauge how the fund did relative to the overall government securities market, the Salomon Brothers Treasury/Agency Index had a six-month return of 7.27%. For the 12-month period that ended October 31, 1997, the fund returned 8.25%, while the Lipper average and Salomon Brothers index had returns of 7.99% and 8.62%, respectively.
Q. HOW WOULD YOU DESCRIBE THE BOND MARKET'S PERFORMANCE OVER THE PAST
SIX MONTHS?
A. Bond prices waxed and waned in response to news about the strength of U.S. economic growth. The pace of growth slowed somewhat in the second quarter of 1997, causing bonds to rally through the late spring and early summer. During that time frame, investors appeared less worried that the Federal Reserve Board would be forced to raise interest rates in order to stave off the inflation generally caused by an overheated economy. In late summer, various economic indicators suggested that the economy was indeed heating up again, prompting bond yields to rise and bond prices to decline somewhat. With the onset of fall, the economy didn't appear to be so strong after all and the news on inflation once again turned positive. In response, bonds staged a rally in September and early October. Then, economic and currency troubles in Southeast Asia spilled over into the U.S. stock market, ultimately hurting the U.S. bond market. During a volatile period in the final two weeks of October, bond prices slipped in response to rising yields.
Q. DID YOU ALTER YOUR STRATEGY IN LIGHT OF THE MARKET'S CHANGING
DIRECTION?
A. The main thrust of my investment strategy remained the same throughout the past six months. I managed the fund to have approximately the same sensitivity to interest-rate movements as the market for government securities as represented by the Salomon Brothers Treasury/Agency Index. It's my view that very few people can pinpoint the direction and magnitude of interest-rate changes with any accuracy and consistency. Given that, I believe managing a fund based on the future level of interest rates can backfire if you place an incorrect bet. So I keep the fund "duration neutral," meaning that it is essentially no more or less sensitive to interest rate changes than the short-maturity part of the government/agency bond market.
Q. THROUGHOUT THE PAST SIX MONTHS, YOU HAD A RELATIVELY LARGE WEIGHTING IN AGENCY AND MORTGAGE SECURITIES. WHAT PROMPTED THAT STRATEGY AND HOW DID IT AFFECT THE FUND'S PERFORMANCE?
A. I did so because agencies and mortgages were more attractive given their higher yields. Having relatively high-yielding agency and mortgage securities - as opposed to more Treasuries - was a plus for the fund during most of the period. However, during the volatility we saw in October, agencies and mortgages didn't perform as well as Treasuries, detracting slightly from the fund's performance.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU EMPHASIZE?
A. I focused on agency securities that are non-callable - those that can't be redeemed by their issuer before maturity. Bonds typically are called when interest rates fall so significantly that issuers can save money by issuing new bonds at lower rates. A call is a positive for issuers because it cuts their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from a called bond in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. MORTGAGE-BACKED SECURITIES ALSO ARE SUSCEPTIBLE TO BEING PRE-PAID BEFORE MATURITY AS HOMEOWNERS REFINANCE. IN LIGHT OF THAT, WHICH MORTGAGE SECURITIES DID YOU CHOOSE?
A. The likelihood of a mortgage security being pre-paid because of increased refinancing activity is one of the most important factors I consider, since it can dramatically affect the security's price. I tend to emphasize mortgage securities where I think the level of refinancing activity will not change greatly as interest rates rise or fall. For example, I chose those securities whose underlying loans had interest rates well above or well below current interest rates, because they are generally less likely to experience changes in refinancing activity. I also focused on "seasoned" mortgages - those that were issued between five and 10 years ago. For a variety of reasons, homeowners with seasoned mortgages have chosen not to refinance, despite being presented with several attractive opportunities to do so. Seasoned mortgages stand only a small chance of being paid off before maturity.
Q. LET'S TALK ABOUT TREASURY SECURITIES AND THE CHOICES YOU MADE THERE
 . . .
A. Within the Treasury sector, I preferred to own securities that were issued some time ago. Newly issued Treasuries, which are known as "off-the-run" securities, typically are priced higher than older Treasuries with similar maturities. That's because off-the-run securities command a premium price for being more easily traded, or liquid.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?
A. Before the problems in Southeast Asia, bond investors appeared worried that the Federal Reserve Board would have to increase interest rates in response to the U.S. economy's strength. But now many market observers are speculating that the troubles in Southeast Asia may mean that the U.S. economy will cool off, eliminating the need for the Fed to raise interest rates to thwart inflation. Until these issues are sorted out, though, I think the bond market could be somewhat more volatile in the months ahead.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
CURT HOLLINGSWORTH ON SELECTING
INDIVIDUAL SECURITIES:
"THE DIRECTION OF INTEREST RATES IS
THE PRIMARY FACTOR THAT DETERMINES
THE PERFORMANCE OF BONDS: AS
INTEREST RATES GO UP, BOND PRICES GO
DOWN AND VICE VERSA. MANY
INVESTORS TRY TO PICK SECURITIES THAT
WILL DO WELL BASED ON WHERE THEY
FEEL INTEREST RATES ARE HEADED. IN
CONTRAST, I TRY TO IDENTIFY THOSE
SECURITIES THAT I BELIEVE WILL OFFER
THE BEST TOTAL-RETURN POTENTIAL IN
ANY TYPE OF INTEREST-RATE
ENVIRONMENT - RISING, FALLING OR
STABLE. BECAUSE I TEND TO HAVE A
VALUE ORIENTATION, I CHOOSE
SECURITIES THAT I FIND TO BE CHEAP
RELATIVE TO OTHER SECURITIES
BECAUSE THEY ARE CURRENTLY OUT OF
THE MARKET'S FAVOR, WITH THE IDEA
THAT THEY WILL APPRECIATE WHEN THE
MARKET STARTS TO FAVOR THEM."
FUND FACTS
GOAL: HIGH CURRENT INCOME BY
INVESTING MAINLY IN SECURITIES
OF ANY MATURITY ISSUED OR
GUARANTEED BY THE U.S.
GOVERNMENT AND ITS AGENCIES
FUND NUMBER: 453
TRADING SYMBOL: SPGVX
START DATE: DECEMBER 20, 1988
SIZE: AS OF OCTOBER 31, 1997,
MORE THAN $267 MILLION
MANAGER: CURT HOLLINGSWORTH,
SINCE FEBRUARY 1997; MANAGER,
VARIOUS FIDELITY AND SPARTAN
GOVERNMENT AND MORTGAGE
FUNDS; JOINED FIDELITY IN 1983
(CHECKMARK)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF OCTOBER 31, 1997
           % OF FUND'S    % OF FUND'S INVESTMENTS
           INVESTMENTS    6 MONTHS AGO

ZERO       9.0             6.3
COUPON
BONDS

 5 -        8.1            5.3
5.99%

 6 -       27.0           23.9
6.99%

 7 -        5.8           12.5
7.99%

 8 -       17.5           22.2
8.99%

 9 -       26.7           17.0
9.99%

10 -       2.0             1.1
10.99%

11 -       1.9             0.5
11.99%

12 -        0.6            4.9
12.99%

13% AND     0.3            2.3
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1997
              6 MONTHS AGO

YEARS   8.5   8.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1997
               6 MONTHS AGO

YEARS    4.9   4.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1997  AS OF APRIL 30, 1997

ROW: 1, COL: 1, VALUE: 2.1
ROW: 1, COL: 2, VALUE: 59.6
ROW: 1, COL: 3, VALUE: 21.3
ROW: 1, COL: 4, VALUE: 17.0
MORTGAGE-BACKED
SECURITIES 21.7%
U.S. TREASURY
OBLIGATIONS 39.9%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 34.4%
SHORT-TERM
INVESTMENTS 4.0%
MORTGAGE-BACKED
SECURITIES 17.0%
U.S. TREASURY
OBLIGATIONS 21.3%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 60.6%
SHORT-TERM
INVESTMENTS 1.1%
ROW: 1, COL: 1, VALUE: 4.0
ROW: 1, COL: 2, VALUE: 34.4
ROW: 1, COL: 3, VALUE: 39.9
ROW: 1, COL: 4, VALUE: 21.7
INVESTMENTS OCTOBER 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 76.8%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 21.3%
9%, 11/15/18   $ 20,590,000 $ 27,268,778
8 7/8%, 2/15/19    1,510,000  1,979,278
8 1/8%, 8/15/19    19,173,000  23,480,981
5 1/2%, 11/15/98    3,000,000  2,996,730
   55,725,767
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.5%
Federal Agricultural Mortgage Corporation
7.01%, 2/10/05    700,000  734,237
Federal Home Loan Bank:
 6.37%, 6/30/03    310,000  315,279
 8.09%, 12/28/04    2,000,000  2,224,060
 7.59%, 3/10/05    260,000  281,694
Federal Home Loan Mortgage Corporation:
 5 3/8%, 2/7/01    1,500,000  1,477,260
 8%, 1/26/05    290,000  320,766
 6.485%, 10/3/05    3,500,000  3,563,980
Federal National Mortgage Association:
 5.55%, 1/17/01    2,475,000  2,453,344
 10.35%, 12/10/15    790,000  1,111,064
Financing Corporation stripped principal:
0%, 4/5/06    6,000,000  3,564,120
 0%, 6/6/07     5,000,000  2,751,200
Government Loan Trusts (assets of Trust guaranteed by U.S.
 Government through Agency for International Development)
  8 1/2%, 4/1/06    2,165,000  2,389,662
Government Trust Certificates (assets of Trust guaranteed
 by U.S. Government through Defense Security
Assistance Agency):
  Class 1-C, 9 1/4%, 11/15/01    11,541,958  12,260,445
  Class 2-E, 9.40%, 5/15/02    914,148  969,819
  Class T-3, 9 5/8%, 5/15/02    13,637,966  14,455,017
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04    187,911  182,832
  Series 1993-D, 5.23%, 5/15/05    1,655,532  1,609,423
  Series 1994-A, 7.12%, 4/15/06    1,855,809  1,929,824
  Series 1994-C, 6.61%, 9/15/99    91,119  91,727
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-B, 7 1/2%, 1/26/06   $ 263,514 $ 278,367
Israel Export Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank)
Series 1994-1, 6.88%, 1/26/03    440,000  448,888
Knoxville Tennessee U.S. Government Guaranteed Notes
Series 1990-A, 9.20%, 8/1/02    1,000,000  1,127,940
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate (callable):
 Series 1994-195, 6.08%, 8/15/04    2,050,000  2,050,164
  Series 1996-A1, 6.726%, 9/15/10    2,000,000  2,057,520
Private Export Funding Corp. secured:
 5.65%, 3/15/03    882,357  874,540
 6.86%, 4/30/04    9,863,966  10,092,228
Resolution Funding Corp. 8 7/8%, 7/15/20    1,000,000  1,297,030
State of Israel (guaranteed by U.S. Government through Agency for International Development):
  6 1/8%, 8/15/99    13,000,000  13,073,970
  7 1/8%, 8/15/99    1,016,000  1,039,113
  6.05%, 8/15/00    3,900,000  3,917,550
  0%, 11/15/00    6,479,000  5,430,115
  0%, 11/15/01    15,200,000  12,026,696
  8%, 11/15/01    10,355,000  11,113,607
  6 1/8%, 3/15/03    1,230,000  1,239,225
  6 5/8%, 8/15/03    2,010,000  2,075,044
  7 5/8%, 8/15/04    530,000  575,679
  5.89%, 8/15/05    7,295,000  7,196,977
  6.60%, 2/15/08    11,550,000  11,862,659
U.S. Department of Housing and Urban Development
guaranteed participation certificates
Series 1996-A, 6.98%, 8/1/05    2,335,000  2,456,000
U.S. Trade Trust Certificates (assets of Trust guaranteed
by U.S. Government through Export-Import Bank):
  8.17%, 1/15/07    803,542  871,433
  6.69%, 1/15/09 (a)    1,331,896  1,363,679
   145,154,177
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $191,756,973)   200,879,944
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 17.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION: - 8.3%
6 1/2%, 5/1/08    $ 796,422 $ 798,835
6.77%, 11/1/03     5,154,717  5,296,472
7 1/2%, 6/1/07    482,281  496,769
9%, 9/1/14 to 4/1/20    1,571,444  1,683,710
9 1/2%, 8/1/13 to 8/1/24     8,492,538  9,120,753
10%, 7/1/09 to 8/1/21    2,322,453  2,535,396
10 1/2%, 10/1/15 to 1/1/16    63,387  70,504
12%, 9/1/03 to 12/1/15    128,544  145,916
12 1/4%, 3/1/11 to 7/1/14    337,873  385,109
12 1/2%, 2/1/14 to 6/1/19    715,817  831,204
13%, 12/1/97 to 6/1/15    249,034  293,368
13 1/2%, 10/1/11    1,111  1,329
   21,659,365
FEDERAL NATIONAL MORTGAGE ASSOCIATION: - 4.7%
5 1/2%, 1/1/09    4,540,225  4,424,804
6.345%, 3/1/99    1,741,404  1,745,214
6 1/2%, 2/1/10 to 1/1/24     695,455  693,522
7%, 11/1/06    352,314  358,417
8 1/4%, 12/1/01    1,949,466  2,095,267
9 1/2%, 6/1/12 to 5/1/07     1,635,414  1,711,690
11%, 8/1/10    609,593  682,330
11 1/4%, 5/1/14    218,933  248,182
12 1/2%, 3/1/16    89,272  104,894
13%, 9/1/13    58,521  69,612
13 1/2%, 5/1/11 to 1/1/15    221,175  265,007
   12,398,939
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: - 4.0%
7 1/2%, 8/15/06 to 6/15/07     3,581,344  3,689,964
9 1/2%, 6/15/09 to 11/15/09    1,083,754  1,175,293
10 1/2%, 3/15/16 to 1/15/18    1,280,843  1,434,084
11%, 5/15/18 to 9/15/15    1,252,509  1,427,019
11 1/2%, 3/15/10 to 6/15/19    2,360,515  2,719,555
13 1/2%, 7/15/11    60,631  72,760
   10,518,675
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $43,693,080)   44,576,979
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - 5.1%
Federal Home Loan Mortgage Corporation:
planned amortization class
 Series 1515 Class D, 6%, 9/15/05   $ 4,600,000 $ 4,600,000
 sequential pay
 Series 1353 Class A, 5 1/2%, 11/15/04    75,536  75,182
Federal National Mortgage Association:
 planned amortization class:
  Series 1993-134 Class GA 6 1/2%, 2/25/07    2,870,000  2,906,436
  Series 1994-M3 Class A, 7.71%, 4/1/06    1,925,947  1,937,984
 sequential pay
  Series 1996-M5 Class A1, 7.141%, 6/25/08    684,513  3,784,686
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,718,521)   13,304,288
CASH EQUIVALENTS - 1.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.68%, dated
10/31/97 due 11/3/97  $ 2,805,327  2,804,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $250,972,574)  $ 261,565,211
LEGEND
10. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,363,679 or 0.5% of net assets.
INCOME TAX INFORMATION
At October 31, 1997, the aggregate cost of investment securities for income tax purposes was $250,972,574. Net unrealized appreciation aggregated $10,592,637, of which $10,900,361 related to appreciated investment securities and $307,724 related to depreciated investment securities.
At April 30, 1997, the fund had a capital loss carryforward of approximately $16,817,000 of which $1,059,000, $13,235,000, $1,392,000 and $1,131,000 will expire on April 30, 2002, 2003, 2004 and 2005, respectively. All of the loss carryforward expiring in 2002, was acquired in the merger of Spartan Long-Term Government Fund and is available to offset future capital gains of the fund to the extent provided by regulations (see Note 6 of Notes of Financial Statements). FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS OCTOBER 31, 1997 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 261,565,211
AGREEMENTS OF $2,804,000) (COST $250,972,574) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      448,591

RECEIVABLE FOR INVESTMENTS SOLD                                           978,518

INTEREST RECEIVABLE                                                       4,522,667

 TOTAL ASSETS                                                             267,514,987

LIABILITIES

DISTRIBUTIONS PAYABLE                                        $ 186,556

ACCRUED MANAGEMENT FEE                                        130,025

OTHER PAYABLES AND ACCRUED EXPENSES                           6,202

 TOTAL LIABILITIES                                                        322,783

NET ASSETS                                                               $ 267,192,204

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 274,786,586

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          (720,219)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (17,466,800)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 10,592,637

NET ASSETS, FOR 25,682,049 SHARES OUTSTANDING                            $ 267,192,204

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                  $10.40
SHARE ($267,192,204 (DIVIDED BY) 25,682,049 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                $ 9,122,621
INTEREST

EXPENSES

MANAGEMENT FEE                                                       $ 846,152

NON-INTERESTED TRUSTEES' COMPENSATION                                 589

 TOTAL EXPENSES BEFORE REDUCTIONS                                     846,741

 EXPENSE REDUCTIONS                                                   (71,369)    775,372

NET INVESTMENT INCOME                                                             8,347,249

REALIZED AND UNREALIZED GAIN (LOSS)                                               384,681
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                              8,552,567
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                   8,937,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 17,284,497
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED    YEAR ENDED
                                                            OCTOBER 31, 1997    APRIL 30,
                                                            (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                  $ 8,347,249         $ 18,309,410
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                    384,681             (1,903,762)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)        8,552,567           1,035,178

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             17,284,497          17,440,826
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME     (8,200,645)         (18,091,538)

SHARE TRANSACTIONS                                           36,272,873          65,372,173
NET PROCEEDS FROM SALES OF SHARES

NET ASSET VALUE OF SHARES ISSUED IN EXCHANGE FOR             -                   65,555,014
THE NET ASSETS OF SPARTAN LONG-TERM
GOVERNMENT BOND FUND (NOTE 6)

 REINVESTMENT OF DISTRIBUTIONS                               7,024,447           15,410,853

 COST OF SHARES REDEEMED                                     (42,972,822)        (121,500,247)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             324,498             24,837,793
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    9,408,350           24,187,081

NET ASSETS

 BEGINNING OF PERIOD                                         257,783,854         233,596,773

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS           $ 267,192,204       $ 257,783,854
OF NET INVESTMENT INCOME OF $720,219 AND
$866,823, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                        3,544,949           6,470,482

 ISSUED IN EXCHANGE FOR THE SHARES OF SPARTAN LONG-TERM      -                   6,542,417
  GOVERNMENT BOND FUND (NOTE 6)

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                     686,626             1,524,936

 REDEEMED                                                    (4,214,296)         (12,024,871)

 NET INCREASE (DECREASE)                                     17,279              2,512,964


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED APRIL 30,
      OCTOBER 31, 1997

      (UNAUDITED)         1997                    1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 10.040    $ 10.090    $ 9.950     $ 10.000    $ 10.930    $ 10.900
BEGINNING OF PERIOD

INCOME FROM INVESTMENT          .329 D      .672 D      .672        .640        .624        .784
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND               .355        (.057)      .132        .055        (.720)      .370
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT          .684        .615        .804        .695        (.096)      1.154
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT            (.324)      (.665)      (.664)      (.700)      (.574)      (.704)
 INCOME

 IN EXCESS OF NET               -           -           -           (.045)      -           -
 INVESTMENT INCOME

 FROM NET REALIZED GAIN         -           -           -           -           (.100)      (.420)

 IN EXCESS OF NET               -           -           -           -           (.160)      -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS            (.324)      (.665)      (.664)      (.745)      (.834)      (1.124)

NET ASSET VALUE,               $ 10.400    $ 10.040    $ 10.090    $ 9.950     $ 10.000    $ 10.930
END OF PERIOD

TOTAL RETURN B, C               6.91%       6.26%       8.10%       7.32%       (1.14)%     11.12%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 267,192   $ 257,784   $ 233,597   $ 239,899   $ 286,654   $ 457,725
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO            .60% A,     .60%        .65%        .65%        .65%        .65%
AVERAGE NET ASSETS              F          F

RATIO OF EXPENSES TO            .60% A      .60%        .62%        .65%        .65%        .65%
AVERAGE NET ASSETS                                     G
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT         6.41% A     6.65%       6.55%       7.34%       6.79%       7.11%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE         99% A       135%        114%        303%        354%        170%
                                           H


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
H THE PORTFOLIO TURNOVER RATE DOES NOT INCLUDE THE ASSETS ACQUIRED IN
THE MERGER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1997 (Unaudited)




20. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Government Income Fund (the fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, and capital loss carryforwards.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
21. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
22. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $127,271,768 and $129,663,154, respectively.
23. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annualized rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $2,646 for the period.
24. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annualized rate of .60% of average net
5. EXPENSE REDUCTIONS -
CONTINUED
assets. For the period, the reimbursement reduced the expenses by $71,369.
25. MERGER INFORMATION.
On May 31, 1996, the fund acquired all of the assets and assumed all of the liabilities of Spartan Long-Term Government Bond Fund. The acquisition, which was approved by the shareholders of Spartan Long-Term Government Bond Fund on May 7, 1996, was accomplished by an exchange of 6,542,416.558 shares of the fund for the 5,911,859.511 shares then outstanding (each valued at $11.09) of Spartan Long-Term Government Bond Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Long-Term Government Bond Fund's net assets, including $63,758 of unrealized depreciation, were combined with the fund for total net assets after the acquisition of $291,948,662.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Curtis Hollingsworth, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(Registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE